UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

April 30, 2016

ANNUAL REPORT

STEWARD MUTUAL
FUNDS

MANAGING WEALTH, PROTECTING VALUES
FAITH-BASED SCREENED FUNDS

www.stewardmutualfunds.com

Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
April 30, 2016

Dear Shareholder:

We are pleased to present the Steward Funds Annual Report for the year ending April 30, 2016. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith-Based Screens?

Did you know faith-based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2016, the Steward Large Cap Enhanced Index Fund returned -2.01% for the Individual class shares and -1.67% for the Institutional class shares. The return for the S&P 500 Index for the same period was 1.21%. The S&P Pure index component returns were: -2.63% for the S&P 500 Pure Growth and -3.44% for the S&P 500 Pure Value indices.

Factors Affecting Performance

The Fund’s blended-index structure was altered last year when the Fund was shifted from a 60%, 20% and 20% weighting to a 60%, 25% and 15% weighting among the S&P 500, S&P 500 Pure Value and S&P 500 Pure Growth indices respectively, in the last year. This shift has had a positive impact on performance through April 30, 2016. Slow and steady economic improvement and upcoming Federal Reserve rate hikes suggested that value stocks could outperform. The Federal Reserve decided to postpone the first rate hike to December 2015 and delay other rate hikes planned for 2016. The devaluation of the Yuan by China in August 2015 added to the Federal Reserve’s uncertainty as well as to central banks around the globe. In the U.S. the economy appears to be getting stronger, particularly in the non-manufacturing sector, and the manufacturing sector recently began to show growth with its ISM reading over 50 (indicating expansion) for the first time in several months. With oil prices low, the impact on manufacturing by the energy sector was significant. Over the twelve month period, corporate profits have struggled, again due mostly to the weak energy industry.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The S&P 500 Pure Growth index was down 2.63% compared to a gain of 1.72% for its non-pure counterpart, lagging by 4.35% points. The S&P 500 Pure Value index declined 3.44% compared to a gain of 0.27% for its non-pure counterpart, lagging by 3.71% points.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policy which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2016, the faith-based values investment policy had a net negative performance impact on the Fund. Companies such as General Electric (life ethics) and Johnson & Johnson (life ethics) significantly outperformed the benchmark with returns of 17.33% and 16.38%, respectively. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall relevant Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indices that are subcomponents of the benchmark: large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2016, the Steward Small Mid-Cap Enhanced Index Fund returned -2.39% for the Individual class shares and -2.15% for the Institutional class shares. The return for the S&P 1000 Index for the same period was -0.57%. The S&P Pure index component returns were: -6.24% for the S&P 1000 Pure Growth and -4.53% for the S&P 1000 Pure Value indices.

Factors Affecting Performance

The Fund’s blended-index structure of 60%, 20% and 20% among the S&P 1000, the S&P 1000 Pure Value and the S&P 1000 Pure Growth indices was altered last year when the Fund was shifted to a 60%, 25% and 15% weighting among the S&P 1000, the S&P 1000 Pure Value and S&P 1000 Pure Growth indices, respectively. Slow and steady economic improvement and an upcoming Federal Reserve rate hike suggested that value stocks could outperform. The Federal Reserve decided to postpone the rate hike until December 2015 and delayed planned hikes in 2016. The devaluation of the Yuan by China in August 2015 added to the Federal Reserve’s uncertainty, as well as to central banks around the globe. In the U.S. the economy appears to be getting stronger, particularly in the non-manufacturing sector, but the manufacturing sector began to expand recently with an ISM reading of over 50 (indicating expansion). With oil prices low, the impact on manufacturing by the energy sector was significant. Over the one year period, corporate profits have struggled, again due to the weak energy industry. Outside the energy sector profits are much stronger.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices, when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The S&P 1000 Pure Growth index was down 6.24% compared to a decline of 0.59% for its non-pure counterpart, lagging the non-pure index by 5.65% points. The S&P 1000 Pure Value index declined 4.53% compared to a decline of 0.76% for its non-pure counterpart, lagging by 3.77% points. When combined the non-pure indices exceeded the pure indices by 4.71% points.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the twelve months ended April 30, 2016, the faith-based values investment policies had a positive performance impact on the Fund. Companies such as Community Health Systems (life ethics) and Cooper Companies (life ethics) significantly underperformed the benchmark with losses of 64.5% and 14.0%, respectively. Compensating for a specific industry or company whose total return deviates dramatically from the overall relevant Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indices that are subcomponents of the benchmark: small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2016, the Steward International Enhanced Index Fund returned -13.10% for the Individual class shares and -12.82% for the Institutional class shares. The return for the S&P ADR Index was -12.53%. The BLDRS Emerging Markets 50 ADR Index Fund, used to represent the emerging markets component, returned -13.96% for the same period.

Factors Affecting Performance

For the year ended April 30, 2016, the Fund’s dual-index structure was allocated between the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively, representing a tilt towards emerging markets. The Fund has maintained this allocation for the entire period. The Eurozone continues to progress at a slow pace. Recent data shows that the 19 countries using the Euro advanced 0.6% over the first three months of 2016 when compared to the previous quarter. This is equivalent to an annual GDP growth rate of 2.2%. The gain brought the Eurozone’s GDP to slightly above the previous peak made in early 2008 before the Great Recession hit. However, Eurozone unemployment remained at over ten percent.

One major concern for the European Union is the coming June 23 vote by Great Britain to decide if it should leave the EU. The International Monetary Fund recently stated that “a vote to exit would precipitate a protracted period of heightened uncertainty, leading to financial market volatility and a hit to output.”

In China the uncertainty regarding the economy continues but it seems unlikely to lead to a hard landing. The country’s decision to devalue the Yuan surprised the world and led to a large August 2015 sell-off in markets around the globe, particularly in the emerging markets. The Chinese economy appears to have stabilized since August. While the overall global economic outlook remains relatively weak there are some significant positive catalysts. Central banks around the world are continuing to implement accommodative monetary policy and that includes the U.S. The Federal Reserve now appears to be contemplating only one or two rate hikes in 2016, down from the four it had planned earlier. Inflation globally remains low giving central banks added flexibility in maintaining these policies.

The emerging markets component of the Fund underperformed the international developed markets during the period. Emerging market companies such as Banco Bilbao Vizcaya Argentaria and Petroleo Brasileiro S.A. were among the main factors with returns of -28.2% and -32.0%, respectively.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 2016, the faith-based values investment policies had a negative performance impact on the Fund. Companies such as British American Tobacco (tobacco) and Anheuser-Busch InBev SA (alcohol) substantially outperformed the benchmark with returns of +15.4% and +6.2%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund is not a passively managed index fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Market Overview

The fixed income markets seem to be in a state of uncertainty at the present time. While one may project possible outcomes for the future, those outcomes depend on unknowns — economic momentum here and abroad, the tone of the Federal Reserve and other central banks around the world, growth in the Eurozone, will Britain leave the European Union, and strength of commodities just to name a few.

When uncertainty prevails, the fixed income markets tend to benefit with yields moving lower due to a flight to quality and the desire for investors to hold highly liquid, relatively safe investments until such time as they feel comfortable venturing back into the water. At the start of 2016, the US 10yr Treasury yield was 2.27%. We had already passed the hurdle of the first Fed Funds rate rise in many years and seemed poised to follow a higher rate path, although at a moderate pace. However, slower growth and concerns in the oil market caused a shift with yields turning lower and reaching a quarter low of 1.66% on February 11th before reversing course and trending higher once more.

The year 2016 will prove to be an interesting year in many arenas — politics, financial policy and global issues including economic growth and possible exits from the European Union, and even the Olympic Games during the summer months. As uncertainty continues to hover over the markets, the Fund’s four-step investment process remains constant and allows us to continually monitor the markets and feed new information through the process to determine an appropriate strategy for the Fund.

Fund Performance

Although the move lower in yields during January and February worked against the Fund’s positioning, yields began to climb higher during the end of February and into March. As one would suspect, the upward trend in yields benefitted the Fund, allowing it to outperform the Barclay’s Government Credit Index during the month of March. An overweight to the investment-grade corporate allocation is a key component to the Fund’s performance, due to elevated levels of income that serve as a positive contributor to return and provide steady income flow regardless of market volatility in other segments of the market. The corresponding underweight in the Treasury sector is an allocation that worked in the Fund’s favor during March as yields moved higher while providing necessary liquidity to our clients. Although the Institutional class shares have positive performance of 2.22% for the trailing 12 months and 2.88% in 2016 through the end of April, the magnitude of the performance was tempered by such rate movements.

Portfolio Strategy

We anticipated a rate rise in 2015 with higher trending yields over the following couple of years. Accordingly, the Fund was positioned with a shorter duration than the comparable index to help buffer any volatility from this move higher while maintaining a high level of cash flow, coupled with the belief that in 2016, we would begin our push further out the yield curve to take advantage of higher rates as the shorter holdings would mature. This plan has come to fruition with maturities during the first quarter reinvested as planned.

The Fund’s current strategy allows it to earn an elevated level of income versus the index while maintaining a more conservative approach with a reduced exposure to interest rate risk based on a shorter duration. Currently, the strategy remains consistent with last quarter by reinvesting the funds from maturing bonds further out the yield curve and extending duration slightly. As outlined in previous communications, as we begin to see rates trend higher, we now have the opportunity to use organic cash flows to extend the duration of the portfolios into a more advantageous part of the yield curve.

In determining the appropriate strategy decisions, the Fund follows a four-step investment process to study duration positioning, yield curve structure, sector allocation and security selection. At this time, the Fund will maintain its strategy of an overweight to the corporate allocation while the government agency and Treasury allocation provides flexibility and liquidity to the portfolios.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2016, the Steward Global Equity Income Fund returned 2.94% for the Individual class shares and 3.26% for the Institutional class shares. The return for the benchmark S&P 500 Index for the same period was 1.21%. The return for the global market as represented by the S&P Global 1200 Index was -3.87%. For dividend income comparison purposes, the MSCI ACWI High Dividend Yield Index returned -4.26%. The dividend yield on the portfolio as of the year end was 3.20%.

Factors Affecting Performance

The final economic data of 2015 from countries around the world has for the most part been reported giving us insight to each regional economy’s strength. U.S. GDP growth came in at 2.4% representing a slower than desired result but leading the developed markets overall. China continued to stay in the headlines as GDP growth was reported at 6.9% for the year just missing their 7% target rate. Current year estimates however have been lowered further to 6.5% as China is expected to implement more aggressive growth policies. The Eurozone GDP growth rate for 2015 came in at a 1.5% increase reflecting a significant positive change from the 0.9% rate of the previous year but still suboptimal. The ECB is expected to provide additional easing. Japan’s economy has managed to grow only a mere 0.5% prompting the BOJ to reduce their interest rates into negative territory. Overall, global economic growth remains sluggish with the U.S. bucking the trend of providing additional economic stimulus. GDP estimates for 2016 indicate only a modest improvement expectation going forward.

Company earnings as represented by the S&P 500 grew at -0.6% rate for 2015. The energy sector’s 61% decline in earnings for the year had an enormous negative impact. Adjusting the S&P 500 by removing the energy sector would have resulted in a more respectable 7.4% growth rate. Looking forward, company earnings estimates continue to be revised downward reflecting the ongoing challenging economic environment.

The Fund’s portfolio performance was positively impacted by holdings such as McDonald’s Corp. +35.39% whose shares gained on same-store sales growth rising 0.9% in the U.S. That’s significant growth given McDonald’s dominant market share and reflects the new CEO’s strategy which appears to be having a positive impact. Shares of Accenture plc +24.37% rose as quarter results sailed past the top end of its own revenue guidance for the second time reflecting strong sales of consulting services worldwide. The Company also raised its full-year revenue growth forecast from 7.5% to 9%. Raytheon Co.’s +24.49% second quarter earnings surpassed expectations with a 3.8% year over year increase on higher revenues and a tax settlement with a favorable impact. International business was particularly strong representing 44% of the total.

Moving to relative underperformance in the portfolio, Toyota Motor -25.93% shares declined on disappointing fiscal third quarter results. The company is also assuming that the Japanese yen will strengthen against the U.S. dollar placing a drag on profits. Valuations however are on discount to historical levels providing upside potential going forward. Western Refining -36.23% shares tumbled on concerns over the global oversupply of oil. Despite a hostile price environment, the company has exhibited strengths in return on equity, attractive valuations and good cash flow. The Global Equity Income strategy has performed well over the period and will continue to invest in dividend companies that have the ability to increase their payouts with good cash flow and lower than average volatility.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment in the Steward Funds

Your business is important to us. The current total net assets of the Funds are approaching $1 billion. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Michael L. Kern, III, CFA
President

Melville Cody
Portfolio Manager

Victoria Fernandez
Portfolio Manager

John Wolf
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2016

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	-2.01%	10.04%	6.69%	0.86%
S&P 500 Index	1.21%	11.02%	6.91%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
‡	See the August 28, 2015 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2016

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	-2.39%	8.53%	6.75%	0.84%
S&P 1000 Index	-0.57%	9.48%	7.54%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap 400 Index and the Standard and Poor’s Small Cap 600 Index. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the August 28, 2015 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2016

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	-13.10%	-3.22%	-0.64%	1.02%
S&P ADR Index	-12.53%	-0.29%	1.50%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
‡	See the August 28, 2015 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Select Bond Fund* and the Barclays Capital Intermediate US Aggregate Bond Index** and the Barclays Capital US Government/Credit Bond Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2016

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Select Bond Fund – Individual Class	1.87%	1.98%	3.36%	0.96%
Barclays Capital Intermediate US Aggregate Bond Index	2.45%	2.92%	4.55%	N/A
Barclays Capital US Government/Credit Bond Index	2.78%	3.87%	5.02%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate US Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	The Barclays Capital US Government/Credit Bond Index represents the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
‡	See the August 28, 2015 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P Global 1200 Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2016

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	2.94%	7.33%	5.50%	1.01%
S&P 500 Index	1.21%	11.02%	6.91%	N/A
S&P Global 1200 Index	-3.87%	6.27%	4.76%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s Global 1200 Index is a global index of 1200 stocks comprised of the following seven S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P Global 1200 Index is the Fund’s secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the August 28, 2015 prospectus for details.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	5.6%
Oil, Gas & Consumable Fuels	5.1
Insurance	5.0
Specialty Retail	4.4
IT Services	3.7
Health Care Providers & Services	3.7
Internet Software & Services	3.5
Software	3.3
Real Estate Investment Trusts	3.2
Technology Hardware, Storage & Peripherals	3.0
Electric Utilities	3.0
Biotechnology	2.9
Semiconductors & Semiconductor Equipment	2.8
Health Care Equipment & Supplies	2.7
Food Products	2.5
Diversified Financial Services	2.4
Aerospace & Defense	2.2
Diversified Telecommunication Services	2.2
Food & Staples Retailing	2.1
Internet & Catalog Retail	1.9
Multi-Utilities	1.9
Beverages	1.9
Media	1.8
Capital Markets	1.8
Energy Equipment & Services	1.8
Metals & Mining	1.7
Chemicals	1.7
Household Products	1.5
Machinery	1.4
Hotels, Restaurants & Leisure	1.4
Multiline Retail	1.3
Construction & Engineering	1.2

Industry Diversification	Percent*
Money Market Funds	1.2%
Household Durables	1.1
Textiles, Apparel & Luxury Goods	1.1
Pharmaceuticals	1.1
Independent Power and Renewable Electricity Producers	1.1
Automobiles	1.0
Consumer Finance	1.0
Industrial Conglomerates	0.9
Road & Rail	0.8
Communications Equipment	0.7
Containers & Packaging	0.7
Airlines	0.6
Life Sciences Tools & Services	0.6
Commercial Services & Supplies	0.5
Air Freight & Logistics	0.5
Professional Services	0.5
Electronic Equipment, Instruments & Components	0.5
Electrical Equipment	0.5
Construction Materials	0.4
Auto Components	0.3
Building Products	0.2
Leisure Products	0.1
Real Estate Management & Development	0.1
Personal Products	0.1
Trading Companies & Distributors	0.1
Water Utilities	0.1
Health Care Technology	0.1
Distributors	0.1
Diversified Consumer Services	0.0
Gas Utilities	0.0
Total Investments	100.6%
*	Percentages indicated are based on net assets as of April 30, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,570	$501,656
Honeywell International, Inc.	9,100	1,039,857
L-3 Communications Holdings, Inc.	1,230	161,782
Lockheed Martin Corp.	3,849	894,431
Northrop Grumman Corp.	4,510	930,233
Raytheon Co.	3,750	473,813
Rockwell Collins, Inc.	1,780	156,978
Textron, Inc.	10,140	392,215
The Boeing Co.	8,168	1,101,046
United Technologies Corp.	8,820	920,543
		6,572,554
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,680	119,229
Expeditors International of Washington, Inc.	2,060	102,197
FedEx Corp.	2,762	456,034
United Parcel Service, Inc., Class B	8,270	868,929
		1,546,389
AIRLINES (0.6%)
American Airlines Group, Inc.	6,420	222,710
Delta Air Lines, Inc.	8,430	351,278
Southwest Airlines Co.	13,410	598,220
United Continental Holdings, Inc.(a)	14,330	656,457
		1,828,665
AUTO COMPONENTS (0.3%)
BorgWarner, Inc.	1,750	62,860
Delphi Automotive PLC	4,980	366,677
Goodyear Tire & Rubber Co.	2,540	73,584
Johnson Controls, Inc.	12,350	511,290
		1,014,411
AUTOMOBILES (1.0%)
Ford Motor Co.	115,270	1,563,061
General Motors Co.	45,920	1,460,256
Harley-Davidson, Inc.	2,050	98,052
		3,121,369
BANKS (5.6%)
Bank of America Corp.	157,399	2,291,730
BB&T Corp.	19,700	696,986
Citigroup, Inc.	45,050	2,084,914
Citizens Financial Group, Inc.	2,260	51,641
Comerica, Inc.	11,920	529,248
Fifth Third Bancorp	34,240	626,934
Huntington Bancshares, Inc.	21,720	218,503
JPMorgan Chase & Co.	45,284	2,861,949
KeyCorp	57,910	711,714

	Shares	Value
M&T Bank Corp.	1,500	$177,480
People's United Financial, Inc.	32,350	501,425
PNC Financial Services Group, Inc.	9,884	867,618
Regions Financial Corp.	103,632	972,068
SunTrust Banks, Inc.	18,360	766,346
U.S. Bancorp	16,530	705,666
Wells Fargo & Co.	45,928	2,295,481
Zions Bancorp	20,870	574,342
		16,934,045
BEVERAGES (1.9%)
Coca-Cola Co.	46,860	2,099,328
Coca-Cola Enterprises, Inc.	4,660	244,557
Dr Pepper Snapple Group, Inc.	7,000	636,370
Monster Beverage Corp.(a)	4,840	698,025
PepsiCo, Inc.	19,491	2,006,793
		5,685,073
BIOTECHNOLOGY (2.9%)
AbbVie, Inc.	17,960	1,095,560
Alexion Pharmaceuticals, Inc.(a)	4,901	682,611
Amgen, Inc.	9,023	1,428,341
Baxalta, Inc.	7,640	320,498
Biogen Idec, Inc.(a)	3,957	1,088,136
Celgene Corp.(a)	12,400	1,282,284
Gilead Sciences, Inc.	21,030	1,855,056
Regeneron Pharmaceuticals, Inc.(a)	2,333	878,864
Vertex Pharmaceuticals, Inc.(a)	3,150	265,671
		8,897,021
BUILDING PRODUCTS (0.2%)
Allegion PLC	903	59,101
Masco Corp.	19,640	603,145
		662,246
CAPITAL MARKETS (1.8%)
Affiliated Managers Group, Inc.(a)	524	89,248
Ameriprise Financial, Inc.	1,286	123,328
Bank of New York Mellon Corp.	19,311	777,075
BlackRock, Inc.	1,623	578,324
Charles Schwab Corp.	20,720	588,655
E*TRADE Financial Corp.(a)	15,768	397,038
Franklin Resources, Inc.	3,860	144,132
Goldman Sachs Group, Inc.	7,394	1,213,429
Invesco Ltd.	4,670	144,817
Legg Mason, Inc.	14,770	474,265
Morgan Stanley	17,000	460,020
Northern Trust Corp.	2,230	158,508
State Street Corp.	3,767	234,684
T. Rowe Price Group, Inc.	2,560	192,742
		5,576,265

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CHEMICALS (1.7%)
Air Products & Chemicals, Inc.	2,430	$354,513
Airgas, Inc.	970	138,167
CF Industries Holdings, Inc.	2,580	85,320
Dow Chemical Co.	11,460	602,911
E.I. du Pont de Nemours & Co.	10,040	661,736
Ecolab, Inc.	3,390	389,782
FMC Corp.	1,400	60,564
International Flavors & Fragrances, Inc.	1,130	135,001
Lyondellbasell Industries NV, Class A	3,750	310,012
Monsanto Co.	4,970	465,590
PPG Industries, Inc.	3,418	377,313
Praxair, Inc.	3,830	449,872
The Mosaic Co.	25,320	708,707
The Sherwin-Williams Co.	1,925	553,072
		5,292,560
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	4,250	381,565
Pitney Bowes, Inc.	2,570	53,893
Republic Services, Inc., Class A	4,236	199,389
Stericycle, Inc.(a)	1,210	115,628
The ADT Corp.	2,125	89,207
Tyco International PLC	5,080	195,682
Waste Management, Inc.	5,850	343,921
		1,379,285
COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems, Inc.	53,160	1,461,368
F5 Networks, Inc.(a)	750	78,563
Harris Corp.	1,460	116,815
Juniper Networks, Inc.	13,860	324,324
Motorola Solutions, Inc.	1,891	142,184
		2,123,254
CONSTRUCTION & ENGINEERING (1.2%)
Fluor Corp.	22,920	1,252,807
Jacobs Engineering Group, Inc.(a)	25,560	1,139,465
Quanta Services, Inc.(a)	48,030	1,139,272
		3,531,544
CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials, Inc.	3,240	548,305
Vulcan Materials Co.	6,383	687,002
		1,235,307

	Shares	Value
CONSUMER FINANCE (1.0%)
American Express Co.	9,390	$614,387
Capital One Financial Corp.	15,828	1,145,789
Discover Financial Services	5,010	281,913
Navient Corp.	53,430	730,388
Synchrony Financial(a)	9,540	291,638
		3,064,115
CONTAINERS & PACKAGING (0.7%)
Avery Dennison Corp.	6,450	468,335
Ball Corp.	1,850	132,053
International Paper Co.	5,190	224,571
Owens-Illinois, Inc.(a)	16,380	302,375
Sealed Air Corp.	2,300	108,928
WestRock Co.	20,139	842,817
		2,079,079
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,630	156,431
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	61,934
DIVERSIFIED FINANCIAL SERVICES (2.4%)
Berkshire Hathaway, Inc., Class B(a)	23,960	3,485,701
CME Group, Inc.	4,115	378,210
IntercontinentalExchange Group, Inc.	3,029	727,051
Leucadia National Corp.	76,720	1,279,689
Moody's Corp.	4,580	438,398
S&P Global, Inc.	7,960	850,526
The NASDAQ OMX Group, Inc.	1,540	95,033
		7,254,608
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	64,198	2,492,166
CenturyLink, Inc.	36,684	1,135,370
Frontier Communications Corp.	146,900	816,764
Level 3 Communications, Inc.(a)	3,080	160,961
Verizon Communications, Inc.	43,440	2,212,833
		6,818,094
ELECTRIC UTILITIES (3.0%)
American Electric Power Co., Inc.	11,450	727,075
Duke Energy Corp.	14,514	1,143,413
Edison International	9,010	637,097
Entergy Corp.	7,800	586,404

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Eversource Energy	8,840	$498,930
Exelon Corp.	46,289	1,624,281
FirstEnergy Corp.	27,739	904,014
NextEra Energy, Inc.	5,970	701,953
PG&E Corp.	10,970	638,454
Pinnacle West Capital Corp.	5,380	390,857
PPL Corp.	8,500	319,940
Southern Co.	9,780	489,978
Xcel Energy, Inc.	13,550	542,406
		9,204,802
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	2,910	139,942
Eaton Corp. PLC	11,840	749,117
Emerson Electric Co.	7,540	411,910
Rockwell Automation, Inc.	1,890	214,458
		1,515,427
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Amphenol Corp., Class A	7,080	395,276
Corning, Inc.	38,400	716,928
FLIR Systems, Inc.	1,070	32,325
TE Connectivity Ltd.	3,900	231,972
		1,376,501
ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.	9,849	476,298
Diamond Offshore Drilling, Inc.	40,780	989,323
FMC Technologies, Inc.(a)	1,390	42,381
Halliburton Co.	8,360	345,352
Helmerich & Payne, Inc.	9,040	597,725
National-Oilwell Varco, Inc.	37,276	1,343,427
Schlumberger Ltd.	14,184	1,139,542
Transocean Ltd.	60,490	670,229
		5,604,277
FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale Corp.	5,410	801,383
CVS Corp.	12,125	1,218,563
SYSCO Corp.	15,470	712,703
The Kroger Co.	11,270	398,845
Walgreens Boots Alliance, Inc.	9,130	723,826
Wal-Mart Stores, Inc.	32,870	2,198,017
Whole Foods Market, Inc.	16,150	469,642
		6,522,979
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	45,360	1,811,678
Campbell Soup Co.	3,450	212,900
ConAgra Foods, Inc.	5,530	246,417
General Mills, Inc.	8,700	533,658

	Shares	Value
Hormel Foods Corp.	13,260	$511,173
J.M. Smucker Co.	1,970	250,151
Kellogg Co.	4,790	367,920
McCormick & Co., Inc.	2,380	223,196
Mead Johnson Nutrition Co., Class A	2,280	198,702
Mondelez International, Inc., Class A	28,810	1,237,678
The Hershey Co.	2,220	206,704
The Kraft Heinz Co.	6,806	531,344
Tyson Foods, Inc., Class A	17,650	1,161,723
		7,493,244
GAS UTILITIES (0.0%)
AGL Resources, Inc.	1,519	100,041
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Abbott Laboratories	22,690	882,641
Baxter International, Inc.	7,610	336,514
Becton, Dickinson & Co.	4,791	772,597
Boston Scientific Corp.(a)	38,807	850,649
C.R. Bard, Inc.	2,746	582,619
DENTSPLY Sirona, Inc.	3,750	223,500
Edwards Lifesciences Corp.(a)	7,720	819,941
Hologic, Inc.(a)	17,090	574,053
Intuitive Surgical, Inc.(a)	607	380,200
Medtronic PLC	17,133	1,356,077
St. Jude Medical, Inc.	3,830	291,846
Stryker Corp.	5,060	551,591
Varian Medical Systems, Inc.(a)	2,150	174,537
Zimmer Holdings, Inc.	2,900	335,733
		8,132,498
HEALTH CARE PROVIDERS & SERVICES (3.7%)
Aetna, Inc.	9,134	1,025,474
AmerisourceBergen Corp.	7,960	677,396
Anthem, Inc.	11,390	1,603,370
Cardinal Health, Inc.	13,390	1,050,579
Centene Corp.(a)	15,930	987,023
CIGNA Corp.	7,060	978,093
DaVita, Inc.(a)	3,420	252,738
Express Scripts Holding Co.(a)	11,681	861,240
Henry Schein, Inc.(a)	1,570	264,859
Humana, Inc.	1,933	342,276
Laboratory Corp. of America Holdings(a)	4,200	526,344
McKesson Corp.	6,685	1,121,877
Patterson Cos., Inc.	2,090	90,602
Quest Diagnostics, Inc.	2,500	187,925
UnitedHealth Group, Inc.	11,194	1,474,026
		11,443,822
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.(a)	8,000	449,120

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Corp., Class A	5,070	$248,684
Chipotle Mexican Grill, Inc.(a)	908	382,241
Marriott International, Inc., Class A	2,394	167,795
McDonald's Corp.	10,380	1,312,966
Royal Caribbean Cruises, Ltd.	1,820	140,868
Starbucks Corp.	25,170	1,415,309
Starwood Hotels & Resorts Worldwide, Inc.	1,940	158,847
Wyndham Worldwide Corp.	1,440	102,168
YUM! Brands, Inc.	4,530	360,407
		4,289,285
HOUSEHOLD DURABLES (1.1%)
D. R. Horton, Inc.	22,956	690,057
Garmin Ltd.	1,260	53,714
Harman International Industries, Inc.	494	37,920
Leggett & Platt, Inc.	1,760	86,750
Lennar Corp., Class A	11,310	512,456
Mohawk Industries, Inc.(a)	2,404	463,083
Newell Rubbermaid, Inc.	6,710	305,573
Pulte Group, Inc.	28,045	515,748
Whirlpool Corp.	4,152	723,029
		3,388,330
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.	2,540	235,458
Clorox Co.	2,720	340,626
Colgate-Palmolive Co.	11,510	816,289
Kimberly-Clark Corp.	5,430	679,782
Procter & Gamble Co.	29,551	2,367,626
		4,439,781
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (1.1%)
NRG Energy, Inc.	148,750	2,246,125
The AES Corp.	107,710	1,202,044
		3,448,169
INDUSTRIAL CONGLOMERATES (0.9%)
3M Co.	8,554	1,431,769
Danaher Corp.	8,010	774,967
Roper Industries, Inc.	3,452	607,863
		2,814,599
INSURANCE (5.0%)
AFLAC, Inc.	11,530	795,224
American International Group, Inc.	27,874	1,555,927
Aon PLC	3,300	346,896
Assurant, Inc.	1,070	90,490
Chubb Ltd.	10,081	1,188,147
Cincinnati Financial Corp.	2,142	141,393
Hartford Financial Services Group, Inc.	22,830	1,013,195

	Shares	Value
Lincoln National Corp.	19,336	$840,149
Loews Corp.	29,420	1,167,386
Marsh & McLennan Cos., Inc.	6,290	397,214
MetLife, Inc.	35,050	1,580,755
Principal Financial Group, Inc.	11,390	486,125
Progressive Corp.	9,070	295,682
Prudential Financial, Inc.	18,765	1,456,915
The Allstate Corp.	17,530	1,140,326
The Travelers Cos., Inc.	8,630	948,437
Torchmark Corp.	1,427	82,609
Unum Group	24,790	848,066
Willis Towers Watson PLC	1,750	218,575
XL Group PLC	21,080	689,948
		15,283,459
INTERNET & CATALOG RETAIL (1.9%)
Amazon.com, Inc.(a)	5,164	3,406,123
Expedia, Inc.	7,155	828,334
Priceline.com, Inc.(a)	897	1,205,263
TripAdvisor, Inc.(a)	7,795	503,479
		5,943,199
INTERNET SOFTWARE & SERVICES (3.5%)
Akamai Technologies, Inc.(a)	6,420	327,356
Alphabet, Inc., Class A(a)	3,527	2,496,693
Alphabet, Inc., Class C(a)	3,370	2,335,443
eBay, Inc.(a)	26,260	641,532
Facebook, Inc.(a)	31,930	3,754,329
VeriSign, Inc.(a)	9,000	777,600
Yahoo!, Inc.(a)	9,300	340,380
		10,673,333
IT SERVICES (3.7%)
Accenture PLC, Class A	9,310	1,051,285
Alliance Data Systems Corp.(a)	1,357	275,892
Automatic Data Processing, Inc.	5,710	504,992
Cognizant Technology Solutions Corp., Class A(a)	14,810	864,460
CSRA, Inc.	1,880	48,805
Fidelity National Information Services, Inc.	3,556	233,985
Fiserv, Inc.(a)	7,640	746,581
International Business Machines Corp.	9,586	1,398,981
MasterCard, Inc., Class A	14,280	1,385,017
Paychex, Inc.	7,850	409,142
PayPal Holdings, Inc.(a)	11,380	445,868
Teradata Corp.(a)	1,490	37,697
Total System Services, Inc.	12,571	642,881
Visa, Inc., Class A	26,054	2,012,411
Western Union Co.	6,920	138,400
Xerox Corp.	100,955	969,168
		11,165,565

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,160	$98,183
Mattel, Inc.	3,680	114,411
		212,594
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Agilent Technologies, Inc.	6,690	273,755
Illumina, Inc.(a)	3,898	526,191
PerkinElmer, Inc.	14,540	733,107
Waters Corp.(a)	2,050	266,828
		1,799,881
MACHINERY (1.4%)
Caterpillar, Inc.	11,070	860,360
Cummins, Inc.	5,890	689,307
Deere & Co.	3,242	272,685
Dover Corp.	1,280	84,096
Flowserve Corp.	550	26,845
Illinois Tool Works, Inc.	4,140	432,713
Ingersoll-Rand PLC	2,310	151,397
PACCAR, Inc.	9,945	585,860
Parker Hannifin Corp.	1,485	172,290
Pentair PLC	1,280	74,342
Snap-on, Inc.	2,140	340,859
Stanley Black & Decker, Inc.	4,042	452,381
Xylem, Inc.	1,270	53,061
		4,196,196
MEDIA (1.8%)
Cablevision Systems Corp., Class A	12,380	413,368
Discovery Communications, Inc., Class A(a)	7,210	196,905
Discovery Communications, Inc., Class C(a)	7,600	203,528
Interpublic Group of Cos., Inc.	9,330	214,030
News Corp., Class A	53,860	668,941
News Corp., Class B	16,620	215,395
Omnicom Group, Inc.	4,030	334,369
Scripps Networks Interactive, Class A	2,090	130,312
Tegna, Inc. Com	4,670	109,091
The Walt Disney Co.	19,710	2,035,255
Time Warner Cable, Inc.	5,051	1,071,368
		5,592,562
METALS & MINING (1.7%)
Alcoa, Inc.	151,010	1,686,781
Freeport-McMoRan Copper & Gold, Inc., Class B	63,688	891,632
Newmont Mining Corp.	52,540	1,837,324
Nucor Corp.	15,510	772,088
		5,187,825

	Shares	Value
MULTILINE RETAIL (1.3%)
Dollar General Corp.	3,340	$273,580
Dollar Tree, Inc.(a)	9,242	736,680
Kohl's Corp.	21,840	967,512
Macy's, Inc.	20,682	818,800
Nordstrom, Inc.	1,510	77,206
Target Corp.	12,230	972,285
		3,846,063
MULTI-UTILITIES (1.9%)
Ameren Corp.	10,810	518,880
CenterPoint Energy, Inc.	23,210	497,854
CMS Energy Corp.	5,350	217,638
Consolidated Edison, Inc.	11,120	829,552
Dominion Resources, Inc.	7,074	505,579
DTE Energy Co.	7,080	631,253
NiSource, Inc.	32,630	741,027
Public Service Enterprise Group, Inc.	15,576	718,521
SCANA Corp.	7,820	537,156
Sempra Energy	3,030	313,151
TECO Energy, Inc.	3,570	99,139
Wec Energy Group	4,425	257,579
		5,867,329
OIL, GAS & CONSUMABLE FUELS (5.1%)
Anadarko Petroleum Corp.	4,750	250,610
Apache Corp.	3,620	196,928
Cabot Oil & Gas Corp., Class A	4,380	102,492
Chesapeake Energy Corp.(a)	11,400	78,318
Chevron Corp.	26,659	2,724,017
Cimarex Energy Co.	840	91,459
Columbia Pipeline Group, Inc.	4,240	108,629
Concho Resources, Inc.(a)	1,250	145,212
ConocoPhillips	12,099	578,211
Devon Energy Corp.	4,320	149,817
EOG Resources, Inc.	5,524	456,393
EQT Corp.	1,650	115,665
Exxon Mobil Corp.	42,710	3,775,564
Hess Corp.	11,120	662,974
Kinder Morgan, Inc.	18,460	327,850
Marathon Oil Corp.	33,110	466,520
Marathon Petroleum Corp.	20,220	790,198
Murphy Oil Corp.	1,240	44,318
Newfield Exploration Co.(a)	1,320	47,850
Noble Energy, Inc.	3,840	138,662
Occidental Petroleum Corp.	7,932	607,988
ONEOK, Inc.	2,140	77,361
Phillips 66	13,759	1,129,751

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Pioneer Natural Resources Co.	4,076	$677,024
Range Resources Corp.	1,720	75,869
Southwestern Energy Co.(a)	2,770	37,201
Spectra Energy Corp.	7,393	231,179
Tesoro Corp.	1,240	98,816
Valero Energy Corp.	21,880	1,288,076
Williams Cos., Inc.	7,060	136,893
		15,611,845
PERSONAL PRODUCTS (0.1%)
The Estee Lauder Cos., Inc., Class A	3,290	315,412
PHARMACEUTICALS (1.1%)
Allergan PLC(a)	5,610	1,214,901
Eli Lilly & Co.	13,890	1,049,112
ENDO International PLC(a)	3,760	101,520
Mallinckrodt PLC(a)	2,030	126,916
Mylan NV(a)	6,200	258,602
Perrigo Co. PLC	2,651	256,272
Zoetis, Inc.	10,640	500,399
		3,507,722
PROFESSIONAL SERVICES (0.5%)
Equifax, Inc.	5,400	649,350
Nielsen Holdings PLC	5,120	266,957
Robert Half International, Inc.	1,460	55,932
The Dun & Bradstreet Corp.	110	12,145
Verisk Analytics, Inc.(a)	6,120	474,790
		1,459,174
REAL ESTATE INVESTMENT TRUSTS (3.2%)
American Tower Corp.	7,070	741,502
Apartment Investment & Management Co., Class A	2,409	96,504
AvalonBay Communities, Inc.	3,434	607,097
Boston Properties, Inc.	1,760	226,794
Crown Castle International Corp.	6,390	555,163
Equinix, Inc.	1,834	605,862
Equity Residential	11,340	771,914
Essex Property Trust, Inc.	925	203,916
Extra Space Storage, Inc.	8,200	696,590
Federal Realty Investment Trust	1,160	176,413
General Growth Properties, Inc.	7,930	222,278
HCP, Inc.	5,360	181,329
Host Hotels & Resorts, Inc.	7,693	121,703
Iron Mountain, Inc.	2,119	77,407
Kimco Realty Corp.	18,130	509,816
Macerich Co.	1,390	105,751
Prologis, Inc.	14,812	672,613
Public Storage, Inc.	3,507	858,549
Realty Income Corp.	3,320	196,544
Simon Property Group, Inc.	3,950	794,621

	Shares	Value
SL Green Realty Corp.	650	$68,302
UDR, Inc.	8,550	298,566
Ventas, Inc.	4,090	254,071
Vornado Realty Trust	1,895	181,408
Welltower, Inc.	4,120	286,010
Weyerhaeuser Co.	7,989	256,607
		9,767,330
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	14,070	416,894
ROAD & RAIL (0.8%)
CSX Corp.	9,760	266,155
J.B. Hunt Transport Services, Inc.	760	62,989
Kansas City Southern	990	93,803
Norfolk Southern Corp.	3,000	270,330
Ryder System, Inc.	12,740	878,041
Union Pacific Corp.	8,702	759,075
		2,330,393
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Analog Devices, Inc.	2,890	162,765
Applied Materials, Inc.	28,660	586,670
Broadcom Ltd.	9,175	1,337,256
First Solar, Inc.(a)	12,320	687,949
Intel Corp.	47,200	1,429,216
KLA-Tencor Corp.	2,040	142,678
Lam Research Corp.	7,533	575,521
Linear Technology Corp.	2,140	95,187
Microchip Technology, Inc.	8,190	397,952
Micron Technology, Inc.(a)	10,870	116,853
NVIDIA Corp.	20,035	711,844
Qorvo, Inc.(a)	6,940	312,508
QUALCOMM, Inc.	15,350	775,482
Skyworks Solutions, Inc.	9,860	658,845
Texas Instruments, Inc.	10,500	598,920
Xilinx, Inc.	2,640	113,731
		8,703,377
SOFTWARE (3.3%)
Activision Blizzard, Inc.	25,080	864,507
Adobe Systems, Inc.(a)	5,504	518,587
Autodesk, Inc.(a)	2,430	145,363
CA, Inc.	3,780	112,115
Citrix Systems, Inc.(a)	6,430	526,231
Intuit, Inc.	2,980	300,652
Microsoft Corp.	83,900	4,184,093
Oracle Corp.	32,591	1,299,077
Red Hat, Inc.(a)	8,810	646,390
Salesforce.com, Inc.(a)	15,940	1,208,252
Symantec Corp.	9,232	153,667
		9,958,934

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
SPECIALTY RETAIL (4.4%)
Advance Auto Parts, Inc.	3,261	$509,042
AutoNation, Inc.(a)	14,410	729,866
AutoZone, Inc.(a)	1,098	840,223
Bed Bath & Beyond, Inc.	6,860	323,929
Best Buy Co., Inc.	36,090	1,157,767
CarMax, Inc.(a)	1,810	95,839
Foot Locker, Inc.	1,320	81,101
Gap, Inc.	15,200	352,336
Home Depot, Inc.	17,110	2,290,858
L Brands, Inc.	2,750	215,298
Lowe's Cos., Inc.	14,440	1,097,729
O'Reilly Automotive, Inc.(a)	3,636	955,104
Ross Stores, Inc.	9,010	511,588
Signet Jewelers Ltd.	4,070	441,839
Staples, Inc.	117,075	1,194,165
Tiffany & Co.	990	70,637
TJX Cos., Inc.	9,480	718,774
Tractor Supply Co.	4,790	453,421
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,010	835,203
Urban Outfitters, Inc.(a)	18,720	567,590
		13,442,309
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.0%)
Apple Computer, Inc.	59,381	5,566,375
EMC Corp.	20,270	529,250
Hewlett Packard Enterprise Co.	19,760	329,201
HP, Inc.	163,810	2,009,949
NetApp, Inc.	2,610	61,700
SanDisk Corp.	2,060	154,768
Seagate Technology PLC	2,840	61,827
Western Digital Corp.	10,460	427,448
		9,140,518
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Coach, Inc.	2,850	114,769
Hanesbrands, Inc.	10,160	294,945
Michael Kors Holdings Ltd.(a)	1,680	86,789
NIKE, Inc., Class B	20,350	1,199,429
PVH Corp.	6,770	647,212

	Shares	Value
Ralph Lauren Corp.	475	$44,275
Under Armour, Inc., Class A(a)	9,070	398,536
Under Armour, Inc., Class C(a)	9,070	370,056
VF Corp.	3,125	197,031
		3,353,042
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,990	139,902
United Rentals, Inc.(a)	650	43,504
W.W. Grainger, Inc.	915	214,586
		397,992
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	2,780	202,273
TOTAL COMMON STOCKS		303,432,345
RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	—
Safeway, Inc.(a)(b)	25,130	—
TOTAL RIGHTS		—
MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 0.21%(c)	3,712,784	3,712,784
TOTAL MONEY MARKET FUND		3,712,784
TOTAL INVESTMENTS (COST $308,357,645) 100.6%		307,145,129
LIABILITIES IN EXCESS OF OTHER ASSETS -0.6%		(1,691,990)
NET ASSETS 100.0%		$305,453,139
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of April 30, 2016.

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trusts	6.1%
Banks	5.6
Electronic Equipment, Instruments & Components	5.1
Specialty Retail	4.8
Machinery	4.6
Insurance	4.4
Health Care Equipment & Supplies	3.3
Metals & Mining	3.2
Software	3.0
IT Services	2.8
Energy Equipment & Services	2.7
Chemicals	2.7
Health Care Providers & Services	2.5
Food Products	2.4
Oil, Gas & Consumable Fuels	2.2
Commercial Services & Supplies	2.0
Household Durables	1.9
Semiconductors & Semiconductor Equipment	1.9
Capital Markets	1.7
Hotels, Restaurants & Leisure	1.6
Aerospace & Defense	1.6
Textiles, Apparel & Luxury Goods	1.6
Building Products	1.5
Construction & Engineering	1.4
Gas Utilities	1.4
Professional Services	1.4
Electric Utilities	1.3
Road & Rail	1.2
Money Market Funds	1.2
Communications Equipment	1.2
Life Sciences Tools & Services	1.1
Pharmaceuticals	1.0
Airlines	1.0
Food & Staples Retailing	1.0

Industry Diversification	Percent*
Electrical Equipment	1.0%
Consumer Finance	1.0
Internet Software & Services	0.9
Media	0.9
Thrifts & Mortgage Finance	0.9
Biotechnology	0.9
Diversified Financial Services	0.9
Diversified Consumer Services	0.8
Paper & Forest Products	0.8
Containers & Packaging	0.8
Trading Companies & Distributors	0.8
Leisure Products	0.7
Auto Components	0.7
Distributors	0.6
Technology Hardware, Storage & Peripherals	0.6
Multiline Retail	0.6
Multi-Utilities	0.5
Air Freight & Logistics	0.5
Diversified Telecommunication Services	0.4
Construction Materials	0.4
Health Care Technology	0.4
Real Estate Management & Development	0.4
Wireless Telecommunication Services	0.3
Independent Power and Renewable Electricity Producers	0.3
Household Products	0.3
Internet & Catalog Retail	0.3
Industrial Conglomerates	0.2
Personal Products	0.2
Marine	0.2
Water Utilities	0.2
Automobiles	0.1
Total Investments	100.0%
*	Percentages indicated are based on net assets as of April 30, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (1.6%)
AAR Corp.	6,500	$156,260
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	59,615
AeroVironment, Inc.(a)	820	23,681
American Science & Engineering, Inc.	370	10,600
BE Aerospace, Inc.	4,590	223,212
Cubic Corp.	980	40,739
Curtiss-Wright Corp.	2,110	161,584
Engility Holdings, Inc.(a)	4,290	84,384
Esterline Technologies Corp.(a)	1,530	105,050
Huntington Ingalls Industries, Inc.	2,120	306,912
KLX, Inc.(a)	8,010	270,097
Mercury Computer Systems, Inc.(a)	1,800	37,836
Moog, Inc., Class A(a)	1,710	83,551
National Presto Industries, Inc.	250	21,797
Orbital ATK, Inc.	2,693	234,291
TASER International, Inc.(a)	10,050	183,513
Teledyne Technologies, Inc.(a)	1,780	165,451
Triumph Group, Inc.	9,470	342,625
		2,511,198
AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings(a)	7,150	285,571
Echo Global Logistics, Inc.(a)	6,870	160,552
Forward Air Corp.	1,510	68,826
Hub Group, Inc., Class A(a)	5,430	209,163
		724,112
AIRLINES (1.0%)
Alaska Air Group, Inc.	6,590	464,134
Allegiant Travel Co.	1,236	198,464
Hawaiian Holdings, Inc.(a)	4,240	178,377
JetBlue Airways Corp.(a)	17,530	346,919
SkyWest, Inc.	16,840	395,740
		1,583,634
AUTO COMPONENTS (0.7%)
Dana Holding Corp.	15,200	196,536
Dorman Products, Inc.(a)	1,390	74,768
Drew Industries, Inc.	2,700	175,041
Gentex Corp.	14,220	228,089
Gentherm, Inc.(a)	3,560	130,794
Motorcar Parts of America, Inc.(a)	830	26,618
Standard Motor Products, Inc.	860	30,539
Superior Industries International, Inc.	6,820	178,138
		1,040,523
AUTOMOBILES (0.1%)
Thor Industries, Inc.	2,080	133,161
Winnebago Industries, Inc.	1,440	31,162
		164,323
BANKS (5.6%)
Ameris Bancorp	5,410	169,874
Associated Bancorp	13,460	245,510
Banc of California, Inc.	600	12,210

	Shares	Value
BancorpSouth, Inc.	4,170	$97,953
Bank of Hawaii Corp.	1,950	133,399
Bank of the Ozarks, Inc.	6,190	255,647
Banner Corp.	2,090	89,410
BB&T Corp.	1,028	36,371
BBCN Bancorp, Inc.	6,580	102,780
Boston Private Financial Holdings, Inc.	6,690	81,752
Brookline Bancorp, Inc.	6,090	69,304
Cardinal Financial Corp.	1,420	31,425
Cathay General Bancorp	3,620	110,482
Central Pacific Financial Corp.	1,910	44,579
City Holding Co.	520	25,542
Columbia Banking System, Inc.	1,970	58,095
Commerce Bancshares, Inc.	3,301	154,553
Community Bank System, Inc.	1,270	50,254
Cullen/Frost Bankers, Inc.	2,700	172,773
CVB Financial Corp.	3,720	63,910
East West Bancorp, Inc.	5,920	221,941
F.N.B. Corp.	9,910	131,010
First Bancorp(a)	42,432	165,485
First Commonwealth Financial Corp.	4,950	45,441
First Financial Bancorp	2,060	40,170
First Financial Bankshares, Inc.	4,210	136,320
First Horizon National Corp.	12,080	170,086
First Midwest Bancorp, Inc.	11,530	213,074
First NBC Bank Holding Co.(a)	620	13,479
First Niagara Financial Group, Inc.	20,080	212,045
FirstMerit Corp.	10,820	239,771
Fulton Financial Corp.	11,130	155,709
Glacier Bancorp, Inc.	3,730	96,570
Hancock Holding Co.	7,389	191,892
Hanmi Financial Corp.	5,461	126,258
Home Bancshares, Inc.	6,026	259,058
Independent Bank Corp. – Massachusetts	1,090	51,263
International Bancshares Corp.	4,800	125,712
LegacyTexas Financial Group, Inc.	4,410	108,751
MB Financial, Inc.	3,421	118,914
NBT Bancorp	1,390	39,393
OFG Bancorp	17,760	156,821
Old National Bancorp	4,940	66,196
PacWest Bancorp	4,900	195,902
Pinnacle Financial Partners, Inc.	3,690	181,437
PrivateBancorp, Inc.	5,630	234,264
Prosperity Bancshares, Inc.	4,290	226,383
S & T Bancorp, Inc.	890	22,846
ServisFirst Bancshares, Inc.	2,700	133,056
Signature Bank(a)	3,340	460,352
Simmons First National Corp., Class A	3,520	164,384
Southside Bancshares, Inc.	870	25,413
Sterling Bancorp	2,958	48,334
SVB Financial Group(a)	3,180	331,610
Synovus Financial Corp.	6,182	192,631
Talmer Bancorp, Inc., Class A	7,970	154,618
TCF Financial Corp.	8,790	119,896
Texas Capital Bancshares, Inc.(a)	2,260	103,553
Tompkins Financial Corp.	579	37,832

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Trustmark Corp.	5,260	$128,923
UMB Financial Corp.	1,880	104,810
Umpqua Holdings Corp.	13,730	217,346
United Bankshares, Inc.	2,510	97,112
United Community Banks, Inc.	2,612	52,580
Valley National Bancorp	12,762	120,728
Webster Financial Corp.	3,980	145,827
WestAmerica Bancorp	1,080	52,618
Wilshire Bancorp, Inc.	5,690	61,281
Wintrust Financial Corp.	2,430	126,409
		8,831,327
BIOTECHNOLOGY (0.9%)
Acorda Therapeutics, Inc.(a)	3,380	87,373
AMAG Pharmaceuticals, Inc.(a)	1,650	43,758
Emergent BioSolutions, Inc.(a)	5,190	199,919
Enanta Pharmaceuticals, Inc.(a)	670	19,564
Ligand Pharmaceuticals, Inc., Class B(a)	3,300	398,871
MiMedx Group, Inc.(a)	21,560	162,347
Momenta Pharmaceuticals, Inc.(a)	2,590	24,631
Repligen Corp.(a)	5,470	145,721
Spectrum Pharmaceuticals, Inc.(a)	2,900	20,561
United Therapeutics Corp.(a)	2,903	305,395
		1,408,140
BUILDING PRODUCTS (1.5%)
A.O. Smith Corp.	4,690	362,162
AAON, Inc.	3,868	102,579
American Woodmark Corp.(a)	2,150	156,606
Apogee Enterprises, Inc.	2,740	113,546
Fortune Brands Home & Security, Inc.	8,770	485,946
Gibraltar Industries, Inc.(a)	1,450	38,352
Griffon Corp.	9,180	145,136
Lennox International, Inc.	2,600	350,870
PGT, Inc.(a)	19,970	209,086
Quanex Building Products Corp.	1,775	33,441
Simpson Manufacturing Co., Inc.	1,490	56,024
Trex Co., Inc.(a)	3,010	142,824
Universal Forest Products, Inc.	2,540	194,691
		2,391,263
CAPITAL MARKETS (1.7%)
Calamos Asset Management, Inc., Class A	18,960	156,231
Eaton Vance Corp.	4,920	169,888
Evercore Partners, Inc.	3,680	190,035
Federated Investors, Inc., Class B	3,700	116,920
Financial Engines, Inc.	4,670	150,421
Greenhill & Co., Inc.	1,160	25,543
HFF, Inc., Class A	4,080	129,866
Interactive Brokers Group, Inc., Class A	2,780	105,640
International FCStone, Inc.(a)	6,060	165,438
Investment Technology Group, Inc.	1,570	30,646
Janus Capital Group, Inc.	6,870	100,302
Piper Jaffray Cos., Inc.(a)	4,970	207,299
Raymond James Financial, Inc.	5,970	311,455
SEI Investments Co.	8,100	389,448

	Shares	Value
Stifel Financial Corp.(a)	5,175	$170,309
Virtus Investment Partners, Inc.	407	31,836
Waddell & Reed Financial, Inc., Class A	3,460	70,376
Wisdomtree Investments, Inc.	18,290	199,178
		2,720,831
CHEMICALS (2.7%)
A. Schulman, Inc.	4,930	137,498
Albemarle Corp.	5,020	332,123
American Vanguard Corp.(a)	1,460	24,163
Ashland, Inc.	3,020	337,032
Balchem Corp.	3,035	186,228
Cabot Corp.	2,880	140,515
Calgon Carbon Corp.	2,250	36,877
Flotek Industries, Inc.(a)	2,610	24,664
FutureFuel Corp.	1,380	15,511
H.B. Fuller Co.	2,270	101,514
Hawkins, Inc.	300	11,739
Innophos Holdings, Inc.	3,280	121,229
Innospec, Inc.	2,770	133,957
Intrepid Potash, Inc.(a)	38,870	49,754
Koppers Holdings, Inc.(a)	1,150	28,900
Kraton Performance Polymers, Inc.(a)	1,700	38,607
LSB Industries, Inc.(a)	28,240	371,638
Mineral Technologies, Inc.	1,680	100,632
NewMarket Corp.	500	203,030
Olin Corp.	10,600	230,974
PolyOne Corp.	3,670	132,047
Quaker Chemical Corp.	680	60,561
Rayonier, Inc.	1,793	18,378
RPM International, Inc.	5,630	284,484
Sensient Technologies Corp.	2,050	137,863
Stepan Co.	2,100	128,709
The Chemours Co.	25,180	229,642
The Scotts Miracle-Gro Co., Class A	2,030	143,683
Tredegar Industries, Inc.	5,250	83,790
Valspar Corp.	3,490	372,348
		4,218,090
COMMERCIAL SERVICES & SUPPLIES (2.0%)
ABM Industries, Inc.	8,760	281,809
Brady Corp., Class A	1,950	51,655
Clean Harbors, Inc.(a)	2,450	121,030
Copart, Inc.(a)	4,690	200,920
Deluxe Corp.	2,260	141,883
Essendant, Inc.	7,270	223,843
G & K Services, Inc., Class A	940	66,411
Healthcare Services Group, Inc.	4,902	185,541
Herman Miller, Inc.	2,400	72,408
HNI Corp.	1,880	82,194
Interface, Inc.	6,970	118,629
Matthews International Corp., Class A	3,030	159,499
Mobile Mini, Inc.	1,940	62,565
MSA Safety, Inc.	1,440	69,250
R.R. Donnelley & Sons Co.	17,290	300,846
Rollins, Inc.	5,345	143,620

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Tetra Tech, Inc.	3,190	$93,786
The Brink’s Co.	2,300	77,832
UniFirst Corp.	940	101,877
US Ecology, Inc.	3,250	146,347
Viad Corp.	3,630	107,993
Waste Connections, Inc.	5,472	368,156
		3,178,094
COMMUNICATIONS EQUIPMENT (1.2%)
ADTRAN, Inc.	2,280	44,050
ARRIS International PLC(a)	13,539	308,283
Bel Fuse, Inc., Class B	13,310	221,745
Black Box Corp.	8,980	131,288
CalAmp Corp.(a)	1,750	26,197
Ciena Corp.(a)	8,690	146,253
Comtech Telecommunications Corp.	7,100	171,820
Digi International, Inc.(a)	1,860	19,660
Harmonic, Inc.(a)	7,710	26,677
InterDigital, Inc.	1,640	93,447
Ixia(a)	2,410	24,389
Lumentum Holdings, Inc.(a)	2,014	50,954
NETGEAR, Inc.(a)	1,590	67,416
NetScout Systems, Inc.(a)	4,390	97,721
Plantronics, Inc.	1,550	59,597
Polycom, Inc.(a)	5,770	68,951
Ruckus Wireless, Inc.(a)	3,120	42,869
ViaSat, Inc.(a)	2,100	161,070
Viavi Solutions, Inc.(a)	9,570	62,301
		1,824,688
CONSTRUCTION & ENGINEERING (1.4%)
AECOM Technology Corp.(a)	12,602	409,439
Aegion Corp.(a)	6,780	143,939
Comfort Systems USA, Inc.	4,500	132,705
Dycom Industries, Inc.(a)	3,520	248,512
EMCOR Group, Inc.	4,790	232,219
Granite Construction, Inc.	3,380	150,714
KBR, Inc.	6,500	101,140
MYR Group, Inc.(a)	11,710	298,722
Orion Marine Group, Inc.(a)	61,370	358,401
Valmont Industries, Inc.	1,170	164,245
		2,240,036
CONSTRUCTION MATERIALS (0.4%)
Eagle Materials, Inc., Class A	3,520	260,903
Headwaters, Inc.(a)	11,900	238,119
US Concrete, Inc.(a)	3,220	198,867
		697,889
CONSUMER FINANCE (1.0%)
Cash America International, Inc.	5,800	214,368
Encore Capital Group, Inc.(a)	4,780	134,557
Enova International, Inc.(a)	33,783	297,628
EZCORP, Inc., Class A(a)	51,950	257,153
First Cash Financial Services, Inc.	1,280	58,534
Green Dot Corp., Class A(a)	5,730	127,378
PRA Group, Inc.(a)	2,210	73,328

	Shares	Value
SLM Corp.(a)	19,720	$133,504
World Acceptance Corp.(a)	4,650	201,764
		1,498,214
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,940	223,440
Bemis Co., Inc.	4,270	214,268
Greif, Inc., Class A	6,060	210,282
Myers Industries, Inc.	1,120	15,098
Packaging Corp. of America	5,640	365,923
Silgan Holdings, Inc.	1,870	94,884
Sonoco Products Co.	4,010	188,029
		1,311,924
DISTRIBUTORS (0.6%)
LKQ Corp.(a)	16,020	513,441
Pool Corp.	3,130	273,593
VOXX International Corp.(a)	45,510	204,340
		991,374
DIVERSIFIED CONSUMER SERVICES (0.8%)
American Public Education, Inc.(a)	980	22,697
Capella Education Co.	610	33,739
Career Education Corp.(a)	3,860	20,612
DeVry, Inc.	10,170	176,450
Graham Holdings Co.	515	245,418
Regis Corp.(a)	7,690	105,122
Service Corp. International	11,620	309,905
Sotheby’s	2,860	77,906
Strayer Education, Inc.(a)	582	28,891
Universal Technical Institute, Inc.	39,530	156,144
		1,176,884
DIVERSIFIED FINANCIAL SERVICES (0.9%)
CBOE Holdings, Inc.	4,730	293,071
FactSet Research Systems, Inc.	2,420	364,815
MarketAxess Holdings, Inc.	2,910	357,232
MSCI, Inc., Class A	5,190	394,128
		1,409,246
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.(a)	11,220	127,235
Atlantic Tele-Network, Inc.	540	38,832
Cincinnati Bell, Inc.(a)	9,960	38,047
Cogent Communications Holdings	1,770	68,499
Consolidated Communications Holdings, Inc.	2,750	65,010
General Communication, Inc., Class A(a)	3,830	64,727
Iridium Communications, Inc.(a)	18,920	152,684
Lumos Networks Corp.(a)	1,120	14,280
		569,314
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.	1,980	111,256
Alliant Energy Corp.	5,180	365,293
El Paso Electric Co.	1,530	69,003
Great Plains Energy, Inc.	10,781	336,691
Hawaiian Electric Industries, Inc.	6,790	221,965
IDACORP, Inc.	2,500	181,825

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
OGE Energy Corp.	7,840	$231,985
PNM Resources, Inc.	5,270	166,954
Westar Energy, Inc.	6,060	312,757
		1,997,729
ELECTRICAL EQUIPMENT (1.0%)
Acuity Brands, Inc.	2,412	588,263
AZZ, Inc.	3,060	168,055
Encore Wire Corp.	930	35,573
EnerSys	1,990	116,156
General Cable Corp.	2,760	43,166
Hubbell, Inc.	2,460	260,170
Powell Industries, Inc.	4,770	148,442
REGAL-BELOIT Corp.	3,500	225,470
Vicor Corp.(a)	910	8,727
		1,594,022
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.1%)
Agilysys, Inc.(a)	570	6,088
Anixter International, Inc.(a)	4,470	278,481
Arrow Electronics, Inc.(a)	8,730	542,133
Avnet, Inc.	11,640	478,637
Badger Meter, Inc.	690	49,218
Belden CDT, Inc.	2,040	128,806
Benchmark Electronics, Inc.(a)	14,970	290,717
Checkpoint Systems, Inc.(a)	28,350	286,902
Cognex Corp.	4,840	171,965
Coherent, Inc.(a)	1,140	106,476
CTS Corp.	1,420	23,529
Daktronics, Inc.	7,310	63,597
DTS, Inc.(a)	940	20,511
Electro Scientific Industries, Inc.(a)	1,040	7,332
ePlus, Inc.(a)	340	27,333
Fabrinet(a)	7,280	232,742
FARO Technologies, Inc.(a)	770	22,361
FEI Co.	1,870	166,467
II-VI, Inc.(a)	8,650	180,525
Ingram Micro, Inc.	14,870	519,706
Insight Enterprises, Inc.(a)	10,010	247,347
IPG Photonics Corp.(a)	2,790	241,809
Itron, Inc.(a)	1,740	71,549
Jabil Circuit, Inc.	15,330	266,129
Keysight Technologies, Inc.(a)	7,070	184,386
Knowles Corp.(a)	3,680	49,202
Littelfuse, Inc.	1,100	128,128
Methode Electronics, Inc., Class A	4,000	118,920
MTS Systems Corp.	800	44,976
National Instruments Corp.	3,945	108,764
Newport Corp.(a)	1,670	38,393
OSI Systems, Inc.(a)	1,640	83,460
Park Electrochemical Corp.	760	12,396
Plexus Corp.(a)	5,920	247,219
QLogic Corp.(a)	4,040	52,884
Rofin-Sinar Technologies, Inc.(a)	1,370	44,100
Rogers Corp.(a)	950	54,492
Sanmina Corp.(a)	15,270	361,135

	Shares	Value
ScanSource, Inc.(a)	6,940	$282,319
SYNNEX Corp.	3,090	255,141
Tech Data Corp.(a)	5,550	381,229
Trimble Navigation Ltd.(a)	10,540	252,433
TTM Technologies, Inc.(a)	36,760	239,675
VeriFone Systems, Inc.(a)	4,860	138,316
Vishay Intertechnology, Inc.	17,090	207,814
Zebra Technologies Corp., Class A(a)	3,760	235,226
		7,950,968
ENERGY EQUIPMENT & SERVICES (2.7%)
Archrock, Inc.	32,480	319,928
Atwood Oceanics, Inc.	16,440	158,810
Basic Energy Services, Inc.(a)	22,560	72,192
Bristow Group, Inc.	7,380	169,150
CARBO Ceramics, Inc.	1,050	15,592
Dril-Quip, Inc.(a)	1,830	118,621
Ensco PLC, Class A, Sponsored ADR	7,400	88,504
Era Group, Inc.(a)	17,260	164,488
Exterran Corp.(a)	21,455	328,261
Geospace Technologies Corp.(a)	930	15,215
Gulf Island Fabrication, Inc.	24,290	182,418
Gulfmark Offshore, Inc., Class A(a)	2,490	16,882
Helix Energy Solutions Group, Inc.(a)	32,130	277,282
Hornbeck Offshore Services, Inc.(a)	20,540	241,140
Matrix Service Co.(a)	1,190	22,420
Nabors Industries Ltd.	13,820	135,436
Newpark Resources, Inc.(a)	31,060	145,050
Noble Corp. PLC	24,650	276,820
Oceaneering International, Inc.	4,420	161,993
Oil States International, Inc.(a)	5,080	175,971
Patterson-UTI Energy, Inc.	13,120	259,120
Pioneer Energy Services Corp.(a)	47,630	148,129
Rowan Cos., Inc., Class A	9,140	171,923
SEACOR Holdings, Inc.(a)	3,890	228,615
Superior Energy Services, Inc.	7,650	128,979
Tesco Corp.	3,810	36,043
TETRA Technologies, Inc.(a)	4,190	30,168
Tidewater, Inc.	13,500	118,260
Unit Corp.(a)	2,710	34,309
US Silica Holdings, Inc.	2,720	69,496
		4,311,215
FOOD & STAPLES RETAILING (1.0%)
Casey’s General Stores, Inc.	1,920	215,040
SpartanNash Co.	13,974	387,080
Sprouts Farmers Markets, Inc.(a)	11,540	323,928
SuperValu, Inc.(a)	9,880	49,696
The Andersons, Inc.	8,155	273,274
United Natural Foods, Inc.(a)	7,950	283,577
		1,532,595
FOOD PRODUCTS (2.4%)
B&G Foods, Inc.	4,530	186,681
Calavo Growers, Inc.	2,160	123,487
Cal-Maine Foods, Inc.	3,920	198,979
Darling International, Inc.(a)	24,680	357,613

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Dean Foods Co.	10,520	$181,260
Flowers Foods, Inc.	10,053	192,616
Hain Celestial Group, Inc.(a)	4,770	199,672
Ingredion, Inc.	3,240	372,892
J & J Snack Foods Corp.	740	74,836
Lancaster Colony Corp.	990	115,335
Post Holdings, Inc.(a)	5,135	368,898
Sanderson Farms, Inc.	2,480	227,515
Seneca Foods Corp., Class A(a)	11,410	371,852
Snyders-Lance, Inc.	3,530	112,854
Tootsie Roll Industries, Inc.	958	34,143
TreeHouse Foods, Inc.(a)	2,600	229,840
Whitewave Foods Co., Class A(a)	9,950	400,090
		3,748,563
GAS UTILITIES (1.4%)
Atmos Energy Corp.	4,960	359,848
National Fuel Gas Co.	3,780	209,790
New Jersey Resources Corp.	3,600	128,448
Northwest Natural Gas Co.	990	51,025
One Gas, Inc.	3,330	194,705
Piedmont Natural Gas Co., Inc.	4,960	296,608
Questar Corp.	6,950	174,236
South Jersey Industries, Inc.	2,500	69,775
Southwest Gas Corp.	2,030	131,767
Spire, Inc.	2,080	133,037
UGI Corp.	7,860	316,286
WGL Holdings, Inc.	2,250	152,753
		2,218,278
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Abaxis, Inc.	1,100	49,852
ABIOMED, Inc.(a)	4,110	399,245
Align Technology, Inc.(a)	4,530	327,021
Analogic Corp.	720	56,873
AngioDynamics, Inc.(a)	9,450	115,762
Anika Therapeutics, Inc.(a)	820	37,441
Cantel Medical Corp.	3,377	226,225
CONMED Corp.	1,350	55,917
CryoLife, Inc.	2,420	30,008
Cynosure, Inc.(a)	3,640	178,142
Greatbatch, Inc.(a)	1,530	53,244
Haemonetics Corp.(a)	2,390	77,508
Halyard Health, Inc.(a)	2,250	63,360
Hill-Rom Holdings, Inc.	2,930	141,665
ICU Medical, Inc.(a)	840	83,446
IDEXX Laboratories, Inc.(a)	4,090	344,991
Inogen, Inc.(a)	720	35,179
Integra LifeSciences Holdings Corp.(a)	2,320	164,302
Invacare Corp.	6,300	70,812
LivaNova PLC(a)	2,690	141,844
Masimo Corp.(a)	4,970	215,450
Meridian Bioscience, Inc.	1,900	36,309
Merit Medical Systems, Inc.(a)	6,085	123,221
Natus Medical, Inc.(a)	3,710	118,238
Neogen Corp.(a)	3,492	164,962
NuVasive, Inc.(a)	5,020	265,759

	Shares	Value
ResMed, Inc.	6,230	$347,634
STERIS PLC	4,690	331,442
SurModics, Inc.(a)	3,900	78,468
Teleflex, Inc.	2,090	325,580
Vascular Solutions, Inc.(a)	3,750	131,063
West Pharmaceutical Services, Inc.	3,450	245,640
Zeltiq Aesthetics, Inc.(a)	6,560	196,144
		5,232,747
HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aceto Corp.	3,910	87,701
Air Methods Corp.(a)	1,810	66,934
Almost Family, Inc.(a)	3,600	151,236
Amedisys, Inc.(a)	1,479	76,154
AMN Healthcare Services, Inc.(a)	7,040	249,990
AmSurg Corp.(a)	4,490	363,600
Chemed Corp.	1,560	202,457
CorVel Corp.(a)	2,040	92,208
Cross Country Healthcare, Inc.(a)	11,610	144,312
Diplomat Pharmacy, Inc.(a)	1,680	50,887
ExamWorks Group, Inc.(a)	2,280	82,194
HealthEquity, Inc.(a)	1,590	39,989
Healthways, Inc.(a)	6,370	74,210
Kindred Healthcare, Inc.	19,128	282,329
Landauer, Inc.	540	18,760
LHC Group, Inc.(a)	2,970	119,810
Magellan Health Services, Inc.(a)	5,130	361,460
Molina Healthcare, Inc.(a)	2,105	108,955
Owens & Minor, Inc.	8,265	300,763
PharMerica Corp.(a)	4,100	96,924
Providence Service Corp.(a)	760	37,878
Select Medical Holdings Corp.	16,420	219,700
The Ensign Group, Inc.	3,020	68,131
U.S. Physical Therapy, Inc.	2,480	123,653
VCA Antech, Inc.(a)	5,210	328,074
WellCare Group, Inc.(a)	2,130	191,679
		3,939,988
HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	7,776	104,198
Computer Programs & Systems, Inc.	590	30,285
Healthstream, Inc.(a)	3,600	81,432
HMS Holdings Corp.(a)	3,610	60,973
Medidata Solutions, Inc.(a)	4,530	197,644
Omnicell, Inc.(a)	3,740	119,156
Quality Systems, Inc.	2,170	30,554
		624,242
HOTELS, RESTAURANTS & LEISURE (1.6%)
Belmond, Ltd.(a)	3,190	29,220
Biglari Holdings, Inc.(a)	404	151,072
Bob Evans Farms, Inc.	1,300	59,202
Cracker Barrel Old Country Store, Inc.	1,320	193,261
DineEquity, Inc.	1,160	99,760
Domino’s Pizza, Inc.	3,140	379,563
Dunkin’ Brands Group, Inc.	5,400	251,100
International Speedway Corp., Class A	1,720	57,603

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Interval Leisure Group, Inc.	2,280	$32,194
Jack in the Box, Inc.	2,030	137,126
Marcus Corp.	1,710	33,089
Marriott Vacations Worldwide Corp.	1,510	94,586
Panera Bread Co., Class A(a)	1,447	310,367
Papa John’s International, Inc.	2,710	153,359
Popeyes Louisiana Kitchen, Inc.(a)	2,660	143,002
Sonic Corp.	3,820	131,293
The Wendy’s Co.	17,760	192,874
		2,448,671
HOUSEHOLD DURABLES (1.9%)
CalAtlantic Group, Inc.	3,631	117,535
Ethan Allen Interiors, Inc.	1,170	39,827
Helen of Troy Ltd.(a)	2,300	228,919
Installed Building Products, Inc.(a)	5,970	158,682
iRobot Corp.(a)	1,280	47,846
KB HOME	25,410	344,814
La-Z-Boy, Inc.	2,410	62,347
M.D.C. Holdings, Inc.	2,660	65,463
M/I Homes, Inc.(a)	1,970	39,597
Meritage Homes Corp.(a)	6,870	233,786
Newell Rubbermaid, Inc.	7,820	356,123
NVR, Inc.(a)	262	435,258
Tempur-Pedic International, Inc.(a)	5,040	305,777
Toll Brothers, Inc.(a)	10,280	280,644
TopBuild Corp.(a)	1,560	48,703
TRI Pointe Group, Inc.(a)	5,150	59,740
Tupperware Corp.	2,370	137,626
Universal Electronics, Inc.(a)	690	45,823
		3,008,510
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,830	46,044
Central Garden & Pet Co., Class A(a)	8,060	131,298
Energizer Holdings, Inc.	2,700	117,423
WD-40 Co.	1,230	125,829
		420,594
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
Talen Energy Corp.(a)	36,620	426,989
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,920	297,548
INSURANCE (4.4%)
Alleghany Corp.(a)	1,030	536,919
American Equity Investment Life Holding Co.	7,600	106,400
American Financial Group, Inc.	3,200	221,152
Amerisafe, Inc.	2,220	119,614
Arthur J. Gallagher & Co.	7,290	335,632
Aspen Insurance Holdings Ltd.	6,040	279,954
Brown & Brown, Inc.	4,840	169,932
CNO Financial Group, Inc.	17,640	324,047
eHealth, Inc.(a)	810	9,064

	Shares	Value
Employers Holdings, Inc.	5,500	$163,350
Endurance Specialty Holdings Ltd.	4,949	316,637
Everest Re Group Ltd.	2,710	501,079
First American Financial Corp.	7,320	263,666
Genworth Financial, Inc., Class A(a)	49,240	168,893
HCI Group, Inc.	520	15,579
Horace Mann Educators Corp.	4,710	146,481
Infinity Property & Casualty Corp.	1,950	156,312
Kemper Corp.	5,720	177,091
Mercury General Corp.	1,670	88,343
Old Republic International Corp.	18,650	344,839
Primerica, Inc.	2,200	109,032
ProAssurance Corp.	2,460	117,416
Reinsurance Group of America, Inc.	5,510	524,662
Renaissancere Holdings Ltd.	2,200	244,002
RLI Corp.	2,730	169,751
Safety Insurance Group, Inc.	630	35,664
Selective Insurance Group, Inc.	2,800	97,188
Stewart Information Services Corp.	3,520	122,566
The Hanover Insurance Group, Inc.	3,760	322,458
The Navigators Group, Inc.(a)	1,600	132,176
United Fire Group, Inc.	1,040	46,613
United Insurance Holdings Corp.	600	9,786
Universal Insurance Holdings, Inc.	8,400	147,924
W.R. Berkley Corp.	5,830	326,480
		6,850,702
INTERNET & CATALOG RETAIL (0.3%)
Blue Nile, Inc.	2,180	56,201
FTD Cos., Inc.(a)	5,070	140,997
HSN, Inc.	1,510	80,075
Nutrisystem, Inc.	6,620	145,772
PetMed Express, Inc.	940	17,202
		440,247
INTERNET SOFTWARE & SERVICES (0.9%)
Blucora, Inc.(a)	10,350	82,903
comScore, Inc.(a)	2,160	66,139
DHI Group, Inc.(a)	3,130	22,254
j2 Global, Inc.	4,350	276,312
Liquidity Services, Inc.(a)	2,690	15,010
LivePerson, Inc.(a)	2,250	13,613
LogMeIn, Inc.(a)	3,820	228,054
Monster Worldwide, Inc.(a)	5,830	18,656
Nic, Inc.	5,910	104,666
QuinStreet, Inc.(a)	2,000	7,040
Rackspace Hosting, Inc.(a)	5,080	116,180
Stamps.com, Inc.(a)	2,100	172,956
WebMD Health Corp.(a)	5,390	338,169
XO Group, Inc.(a)	1,580	27,903
		1,489,855
IT SERVICES (2.8%)
Acxiom Corp.(a)	3,750	82,388
Broadridge Financial Solutions, Inc.	6,230	372,803
CACI International, Inc., Class A(a)	2,020	194,223

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Cardtronics, Inc.(a)	2,070	$81,599
Ciber, Inc.(a)	73,470	170,450
Computer Sciences Corp.	12,100	400,873
Convergys Corp.	11,220	297,330
CoreLogic, Inc.(a)	3,900	138,372
CSG Systems International, Inc.	1,530	67,902
DST Systems, Inc.	2,180	263,082
ExlService Holdings, Inc.(a)	3,640	176,140
Forrester Research, Inc.	460	15,465
Gartner, Inc.(a)	4,520	394,008
Global Payments, Inc.	2,046	147,680
Jack Henry & Associates, Inc.	4,820	390,565
Leidos Holdings, Inc.	2,890	143,373
ManTech International Corp., Class A	5,180	175,084
MAXIMUS, Inc.	4,940	261,326
NeuStar, Inc., Class A(a)	2,480	58,255
Perficient, Inc.(a)	1,860	38,837
Science Applications International Corp.	1,950	103,526
Sykes Enterprises, Inc.(a)	2,350	68,503
TeleTech Holdings, Inc.	940	26,123
Virtusa Corp.(a)	3,260	115,860
Wex, Inc.(a)	1,970	186,145
		4,369,912
LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	6,480	107,762
Brunswick Corp.	4,120	197,883
Callaway Golf Co.	5,740	53,612
Polaris Industries, Inc.	2,830	277,000
Sturm Ruger & Co., Inc.	2,060	131,902
Vista Outdoor, Inc.(a)	5,670	272,047
		1,040,206
LIFE SCIENCES TOOLS & SERVICES (1.1%)
Albany Molecular Research, Inc.(a)	7,190	108,209
Bio-Rad Laboratories, Inc., Class A(a)	1,070	151,779
Bio-Techne Corp.	2,170	202,201
Cambrex Corp.(a)	3,780	182,347
Charles River Laboratories International, Inc.(a)	2,880	228,298
Luminex Corp.(a)	4,840	97,284
Mettler-Toledo International, Inc.(a)	1,282	458,892
PAREXEL International Corp.(a)	3,650	223,015
		1,652,025
MACHINERY (4.6%)
Actuant Corp., Class A	2,940	78,528
AGCO Corp.	6,090	325,632
Albany International Corp., Class A	1,200	48,348
Astec Industries, Inc.	2,160	104,544
Barnes Group, Inc.	1,890	61,406
Briggs & Stratton Corp.	10,090	213,605
Chart Industries, Inc.(a)	13,560	349,034
CIRCOR International, Inc.	780	44,031
CLARCOR, Inc.	2,190	128,706
Crane Co.	2,170	120,587

	Shares	Value
Donaldson Co., Inc.	4,960	$162,093
EnPro Industries, Inc.	1,150	67,367
ESCO Technologies, Inc.	1,060	40,789
Federal Signal Corp.	3,170	43,397
Franklin Electric Co., Inc.	1,560	49,280
Graco, Inc.	2,470	193,623
Greenbrier Companies, Inc.	8,510	255,215
Harsco Corp.	3,210	22,759
Hillenbrand, Inc.	3,000	90,930
IDEX Corp.	3,340	273,546
ITT Corp.	4,030	154,631
John Bean Technologies Corp.	2,925	152,510
Joy Global, Inc.	27,950	595,335
Kennametal, Inc.	4,120	96,326
Lincoln Electric Holdings, Inc.	2,910	182,370
Lindsay Manufacturing Co.	570	43,582
Lydall, Inc.(a)	3,800	139,802
Mueller Industries, Inc.	2,440	77,006
Nordson Corp.	2,490	191,058
Oshkosh Truck Corp.	6,360	310,686
Proto Labs, Inc.(a)	2,170	129,831
SPX Corp.	26,920	433,412
SPX FLOW, Inc.(a)	7,810	233,988
Standex International Corp.	640	49,082
Tennant Co.	810	43,262
Terex Corp.	18,370	438,859
The Timken Co.	3,630	129,337
Titan International, Inc.	21,300	141,219
Toro Co.	3,090	267,131
Trinity Industries, Inc.	13,620	265,726
Wabtec Corp.	4,180	346,647
Watts Water Technologies, Inc.	1,230	68,720
Woodward, Inc.	2,390	129,562
		7,293,502
MARINE (0.2%)
Kirby Corp.(a)	2,550	162,741
Matson, Inc.	3,590	139,579
		302,320
MEDIA (0.9%)
Cable One, Inc.	239	109,691
Cinemark Holdings, Inc.	4,740	164,241
DreamWorks Animation SKG, Inc., Class A(a)	3,200	127,744
Gannett Co., Inc.	9,920	167,152
Harte-Hanks, Inc.	9,330	16,981
Live Nation, Inc.(a)	7,122	152,981
Meredith Corp.	1,850	94,923
Scholastic Corp.	3,210	116,780
Sizmek, Inc.(a)	14,190	37,603
The E.W. Scripps Co., Class A(a)	2,680	40,682
The New York Times Co., Class A	5,430	69,613
Time, Inc.	5,850	85,995
Wiley John And Sons, Inc., Class A	2,410	119,512
World Wrestling Entertainment, Inc.	6,520	108,493
		1,412,391

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
METALS & MINING (3.2%)
AK Steel Holding Corp.(a)	5,850	$27,378
Allegheny Technologies, Inc.	24,460	399,676
Carpenter Technology Corp.	4,690	166,073
Century Aluminum Co.(a)	94,630	834,637
Commercial Metals Co.	22,060	395,315
Compass Minerals International, Inc.	1,470	110,191
Haynes International, Inc.	2,350	88,196
Kaiser Aluminum Corp.	860	81,554
Materion Corp.	6,430	186,406
Olympic Steel, Inc.	9,220	208,556
Reliance Steel & Aluminum Co.	7,350	543,680
Royal Gold, Inc.	2,970	185,981
Steel Dynamics, Inc.	18,840	474,956
Stillwater Mining Co.(a)	4,920	60,024
SunCoke Energy, Inc.	28,460	211,458
TimkenSteel Corp.	28,685	365,447
United States Steel Corp.	29,590	565,465
Worthington Industries, Inc.	4,040	152,510
		5,057,503
MULTILINE RETAIL (0.6%)
Big Lots, Inc.	4,950	227,007
Fred’s, Inc.	11,570	169,732
J.C. Penney Co., Inc.(a)	24,440	226,803
Tuesday Morning Corp.(a)	33,160	287,829
		911,371
MULTI-UTILITIES (0.5%)
Avista Corp.	3,020	121,011
Black Hills Corp.	2,250	136,328
MDU Resources Group, Inc.	14,870	298,292
NorthWestern Corp.	2,210	125,616
Vectren Corp.	3,270	159,740
		840,987
OIL, GAS & CONSUMABLE FUELS (2.2%)
Bill Barrett Corp.(a)	1,990	15,840
Bonanza Creek Energy, Inc.(a)	1,670	6,479
Carrizo Oil & Gas, Inc.(a)	2,700	95,499
Cloud Peak Energy, Inc.(a)	50,950	112,599
CONSOL Energy, Inc.	21,600	325,080
Contango Oil & Gas Co.(a)	610	7,674
Denbury Resources, Inc.	29,500	113,870
Energen Corp.	4,540	192,904
Green Plains Renewable Energy, Inc.	12,800	231,680
Gulfport Energy Corp.(a)	5,450	170,585
HollyFrontier Corp.	10,468	372,661
Northern Oil & Gas, Inc.(a)	6,710	36,637
PDC Energy, Inc.(a)	2,100	131,859
QEP Resources, Inc.	7,790	139,675
REX American Resources Corp.(a)	1,830	99,497
Rex Energy Corp.(a)	78,720	79,507
SM Energy Co.	10,120	315,339
Stone Energy Corp.(a)	4,580	4,489
Synergy Resources Corp.(a)	15,150	109,383
Western Refining, Inc.	6,410	171,532

	Shares	Value
World Fuel Services Corp.	8,330	$389,261
WPX Energy, Inc.(a)	35,160	339,646
		3,461,696
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	7,230	150,890
Clearwater Paper Corp.(a)	2,660	158,908
Deltic Timber Corp.	1,560	97,500
Domtar Corp.	8,860	342,350
KapStone Paper & Packaging Corp.	4,020	63,878
Louisiana-Pacific Corp.(a)	5,980	101,660
Neenah Paper, Inc.	750	48,818
P. H. Glatfelter & Co.	12,850	294,651
		1,258,655
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	21,390	100,747
Edgewell Personal Care Co.	2,930	240,465
Inter Parfums, Inc.	910	27,864
Medifast, Inc.	550	17,342
		386,418
PHARMACEUTICALS (1.0%)
Akorn, Inc.(a)	5,280	134,376
ANI Pharmaceuticals, Inc.(a)	410	18,643
Catalent, Inc.(a)	4,670	137,905
DepoMed, Inc.(a)	11,730	203,867
Impax Laboratories, Inc.(a)	4,580	152,743
Lannett Co., Inc.(a)	5,020	96,284
Nektar Therapeutics(a)	11,730	183,926
Phibro Animal Health Corp., Class A	2,070	42,932
Prestige Brands Holdings, Inc.(a)	4,610	261,756
Sagent Pharmaceuticals, Inc.(a)	1,120	13,037
Sciclone Pharmaceuticals, Inc.(a)	1,020	13,464
Supernus Pharmaceuticals, Inc.(a)	14,220	244,015
The Medicines Co.(a)	3,100	110,329
		1,613,277
PROFESSIONAL SERVICES (1.4%)
CDI Corp.	21,090	150,793
CEB, Inc.	2,800	172,732
Exponent, Inc.	2,380	118,619
FTI Consulting, Inc.(a)	4,700	189,410
Heidrick & Struggles International, Inc.	4,950	97,664
Insperity, Inc.	890	46,965
Kelly Services, Inc., Class A	20,070	376,714
Korn/Ferry International, Inc.	4,910	133,257
Manpower, Inc.	5,350	412,111
Navigant Consulting, Inc.(a)	2,500	39,900
On Assignment, Inc.(a)	5,650	203,739
Resources Connection, Inc.	2,280	33,676
TrueBlue, Inc.(a)	6,950	129,896
WageWorks, Inc.(a)	1,620	87,253
		2,192,729
REAL ESTATE INVESTMENT TRUSTS (6.1%)
Acadia Realty Trust	5,547	186,934
Agree Realty Corp.	550	21,329

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Alexandria Real Estate Equities, Inc.	3,630	$337,408
American Assets Trust, Inc.	2,100	83,307
American Campus Communities, Inc.	5,840	261,340
Camden Property Trust	4,000	322,920
Capstead Mortgage Corp.	11,960	116,251
Care Capital Properties, Inc.	4,050	108,013
CareTrust REIT, Inc.	2,738	34,827
Cedar Shopping Centers, Inc.	4,120	28,510
Chesapeake Lodging Trust	2,970	73,151
Communications Sales & Leasing, Inc.	7,234	168,046
Coresite Realty Corp.	3,850	288,480
Corporate Office Properties Trust	3,700	95,016
Corrections Corp. of America	4,908	149,301
Cousins Properties, Inc.	10,885	112,660
DCT Industrial Trust, Inc.	3,470	140,084
DiamondRock Hospitality Co.	11,740	104,603
Douglas Emmett, Inc.	6,980	226,501
Duke Realty Corp.	16,610	363,261
EastGroup Properties, Inc.	1,470	87,832
Education Realty Trust, Inc.	5,230	207,997
EPR Properties	2,970	195,664
Equity One, Inc.	6,870	194,421
First Industrial Realty Trust, Inc.	2,230	51,156
Four Corners Property Trust, Inc.	8,427	149,579
Franklin Street Properties Corp.	3,250	34,515
Getty Realty Corp.	820	16,138
Government Properties Income Trust	2,090	39,543
Healthcare Realty Trust, Inc.	6,240	188,947
Highwood Properties, Inc.	3,950	184,583
Hospitality Properties Trust	5,820	148,934
Kilroy Realty Corp.	4,420	286,460
Kite Realty Group Trust	3,185	86,728
Lamar Advertising Co.	5,390	334,396
LaSalle Hotel Properties	5,190	124,041
Lexington Corp. Properties Trust	8,405	73,796
Liberty Property Trust	5,890	205,561
LTC Properties, Inc.	1,440	66,802
Mack-Cali Realty Corp.	3,910	99,940
Medical Properties Trust, Inc.	12,720	169,303
Mid-America Apartment Communities, Inc.	3,586	343,216
National Retail Properties, Inc.	6,050	264,748
OMEGA Healthcare Investors, Inc.	7,486	252,802
Parkway Properties, Inc.	2,950	48,528
Pennsylvania Real Estate Investment Trust	3,130	71,802
Post Properties, Inc.	2,530	145,121
Potlatch Corp.	1,630	57,409
PS Business Parks, Inc.	1,030	98,633
Rayonier, Inc.	5,000	123,400
Regency Centers Corp.	4,570	336,809
Retail Opportunity Investments Corp.	8,980	176,637
Sabra Healthcare REIT, Inc.	3,570	75,291
Saul Centers, Inc.	510	27,122
Senior Housing Properties Trust	15,120	265,810
Sovran Self Storage, Inc.	2,530	268,737
Summit Hotel Properties, Inc.	1,560	17,784
Tanger Factory Outlet Center	3,990	139,969

	Shares	Value
Taubman Centers, Inc.	2,810	$195,155
The Geo Group, Inc.	3,093	99,069
Universal Health Realty Income Trust	550	30,030
Urban Edge Properties	3,560	92,346
Urstadt Biddle Properties, Inc., Class A	920	18,915
Weingarten Realty Investors	6,790	250,687
WP GLIMCHER, Inc.	6,700	70,283
		9,638,581
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	6,680	255,443
Forestar Group, Inc.(a)	2,790	37,665
Jones Lang LaSalle, Inc.	2,584	297,599
Re/Max Holdings, Inc.	770	28,336
		619,043
ROAD & RAIL (1.2%)
ArcBest Corp.	13,110	250,270
Celadon Group, Inc.	25,310	254,872
Genesee & Wyoming, Inc., Class A(a)	2,730	177,750
Heartland Express, Inc.	3,483	63,077
Knight Transportation, Inc.	3,040	80,773
Landstar System, Inc.	1,970	129,133
Marten Transport Ltd.	4,650	86,769
Old Dominion Freight Line, Inc.(a)	3,070	202,774
Roadrunner Transportation System, Inc.(a)	32,140	379,895
Saia, Inc.(a)	8,370	242,060
Werner Enterprises, Inc.	2,430	61,576
		1,928,949
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Advanced Energy Industries, Inc.(a)	1,750	56,613
Advanced Micro Devices, Inc.(a)	36,580	129,859
Brooks Automation, Inc.	6,270	59,314
Cabot Microelectronics Corp.	1,090	45,660
CEVA, Inc.(a)	3,230	74,484
Cirrus Logic, Inc.(a)	7,470	269,667
Cohu, Inc.	1,700	19,652
Cree, Inc.(a)	4,530	111,030
Cypress Semiconductor Corp.	12,610	113,868
Diodes, Inc.(a)	1,740	32,399
DSP Group, Inc.(a)	1,120	10,640
Exar Corp.(a)	2,120	12,932
Fairchild Semiconductor International, Inc.(a)	5,350	107,000
Integrated Device Technology, Inc.(a)	11,150	214,972
Intersil Corp., Class A	5,270	61,606
Kopin Corp.(a)	37,560	62,350
Kulicke & Soffa Industries, Inc.(a)	8,970	96,158
Microchip Technology, Inc.	404	19,630
Microsemi Corp.(a)	7,280	245,991
MKS Instruments, Inc.	2,150	77,099
Monolithic Power Systems, Inc.	3,240	202,241
Nanometrics, Inc.(a)	970	17,324
Power Integrations, Inc.	1,310	63,208
Rambus, Inc.(a)	9,480	110,158
Rudolph Technologies, Inc.(a)	2,050	28,434
Semtech Corp.(a)	2,680	57,995

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Silicon Laboratories, Inc.(a)	1,740	$81,432
Synaptics, Inc.(a)	3,880	277,614
Teradyne, Inc.	8,140	153,927
Tessera Technologies, Inc.	4,860	139,579
Ultratech, Inc.(a)	1,120	24,293
Veeco Instruments, Inc.(a)	1,630	30,008
		3,007,137
SOFTWARE (3.0%)
ACI Worldwide, Inc.(a)	11,280	225,487
ANSYS, Inc.(a)	4,149	376,605
Blackbaud, Inc.	4,050	250,169
Bottomline Technologies, Inc.(a)	1,700	41,752
Cadence Design Systems, Inc.(a)	16,120	373,823
CDK Global, Inc.	7,960	378,657
CommVault Systems, Inc.(a)	1,890	82,725
Ebix, Inc.	4,310	207,397
EPIQ Systems, Inc.	1,695	25,035
Fair Isaac Corp.	2,450	261,440
Fortinet, Inc.(a)	10,040	326,400
Interactive Intelligence Group, Inc.(a)	820	30,479
Manhattan Associates, Inc.(a)	5,190	314,203
Mentor Graphics Corp.	4,870	97,205
Microstrategy, Inc., Class A(a)	509	91,274
Monotype Imaging Holdings, Inc.	2,030	44,721
Progress Software Corp.(a)	2,220	56,654
PTC, Inc.(a)	5,110	186,311
Qualys, Inc.(a)	1,030	25,935
Rovi Corp.(a)	3,733	65,776
Synchronoss Technologies, Inc.(a)	3,960	123,037
Synopsys, Inc.(a)	6,790	322,661
Tangoe, Inc.(a)	1,500	13,230
Tyler Technologies, Inc.(a)	2,240	327,958
Ultimate Software Group, Inc.(a)	2,168	426,207
Vasco Data Security International, Inc.(a)	1,490	25,822
		4,700,963
SPECIALTY RETAIL (4.8%)
Aaron’s, Inc.	10,300	269,963
Abercrombie & Fitch Co., Class A	8,620	230,413
American Eagle Outfitters, Inc.	7,650	109,472
Asbury Automotive Group(a)	1,410	85,474
Ascena Retail Group, Inc.(a)	22,143	195,080
Barnes & Noble Education, Inc.(a)	29,390	275,090
Barnes & Noble, Inc.	17,440	204,920
Big 5 Sporting Goods Corp.	28,580	345,532
Cabela’s, Inc., Class A(a)	3,670	191,391
Caleres, Inc.	6,355	160,210
Cato Corp., Class A	1,210	44,274
Chico’s FAS, Inc.	6,890	86,883
Children’s Place Retail Stores, Inc.	2,640	205,682
CST Brands, Inc.	7,710	291,207
Dick’s Sporting Goods, Inc.	6,230	288,698
Express, Inc.(a)	7,750	140,895
Finish Line, Inc., Class A	14,917	294,611

	Shares	Value
Five Below, Inc.(a)	2,420	$100,914
Francesca’s Holdings Corp.(a)	6,230	103,418
Genesco, Inc.(a)	4,680	323,762
Group 1 Automotive, Inc.	3,610	237,682
Guess?, Inc.	7,620	139,827
Haverty Furniture Cos., Inc.	1,330	24,831
Hibbett Sports, Inc.(a)	1,180	42,598
Kirkland’s, Inc.	8,820	144,824
Lithia Motors, Inc., Class A	2,560	212,531
Lumber Liquidators Holdings, Inc.(a)	9,840	146,714
MarineMax, Inc.(a)	1,240	23,572
Monro Muffler Brake, Inc.	2,725	188,625
Murphy USA, Inc.(a)	4,240	243,461
Office Depot, Inc.(a)	42,146	247,819
Outerwall, Inc.	880	36,353
Rent-A-Center, Inc.	23,250	341,775
Select Comfort Corp.(a)	2,680	66,142
Sonic Automotive, Inc., Class A	9,250	173,530
Stage Stores, Inc.	38,242	281,461
Stein Mart, Inc.	15,780	114,247
Tailored Brands, Inc.	16,150	281,333
The Buckle, Inc.	1,445	41,818
Vitamin Shoppe, Inc.(a)	4,110	112,491
Williams-Sonoma, Inc.	3,920	230,418
Zumiez, Inc.(a)	11,600	194,648
		7,474,589
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.6%)
3D Systems Corp.(a)	14,060	248,721
Cray, Inc.(a)	4,050	153,374
Diebold, Inc.	2,700	70,929
Electronics for Imaging, Inc.(a)	2,220	88,445
Lexmark International, Inc., Class A	4,780	184,508
NCR Corp.(a)	6,220	180,940
Super Micro Computer, Inc.(a)	1,700	45,747
		972,664
TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Carter’s, Inc.	3,020	322,143
Crocs, Inc.(a)	4,120	34,402
Deckers Outdoor Corp.(a)	3,170	183,258
Fossil Group, Inc.(a)	5,910	239,355
G-III Apparel Group Ltd.(a)	1,900	85,975
Iconix Brand Group, Inc.(a)	31,480	266,950
Kate Spade & Co.(a)	5,510	141,772
Movado Group, Inc.	3,490	98,453
Oxford Industries, Inc.	730	48,487
Perry Ellis International, Inc.(a)	9,690	184,594
Skechers U.S.A., Inc., Class A(a)	12,930	427,337
Steven Madden Ltd.(a)	2,737	95,822
Tumi Holdings, Inc.(a)	2,380	63,498
Unifi, Inc.(a)	3,100	79,856
Vera Bradley, Inc.(a)	4,970	87,174
Wolverine World Wide, Inc.	8,870	168,087
		2,527,163

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	5,490	$82,570
B of I Holding, Inc.(a)	8,500	173,145
Bank Mutual Corp.	16,830	135,986
Dime Community Bancshares, Inc.	1,490	26,984
LendingTree, Inc.(a)	2,230	199,518
New York Community Bancorp, Inc.	20,500	308,115
Northfield Bancorp, Inc.	5,390	85,485
Northwest Bancshares, Inc.	3,450	48,369
Oritani Financial Corp.	2,820	48,871
Provident Financial Services, Inc.	3,730	74,525
TrustCo Bank Corp. NY	3,990	25,576
Walker & Dunlop, Inc.(a)	6,480	142,884
Washington Federal, Inc.	5,310	128,980
		1,481,008
TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.	3,010	137,948
DXP Enterprises, Inc.(a)	820	17,917
GATX Corp.	3,540	162,628
Kaman Corp., Class A	3,430	144,369
MSC Industrial Direct Co., Inc., Class A	2,160	167,400
Now, Inc.(a)	9,240	166,874
Veritiv Corp.(a)	5,720	234,634
Watsco, Inc.	1,200	161,364
		1,193,134

	Shares	Value
WATER UTILITIES (0.2%)
American States Water Co.	1,520	$63,369
Aqua America, Inc.	6,982	221,050
California Water Service Group	1,150	32,119
		316,538
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Spok Holdings, Inc.	1,380	23,446
Telephone & Data Systems, Inc.	13,000	384,410
		407,856
TOTAL COMMON STOCKS		155,085,184
MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 0.21%(b)	1,924,457	1,924,457
TOTAL MONEY MARKET FUND		1,924,457
TOTAL INVESTMENTS (COST $143,214,161) 100.0%		157,009,641
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		32,193
NET ASSETS 100.0%		$157,041,834
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2016.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.3%
Canada	17.6
Japan	8.8
China	6.1
Taiwan, Province of China	5.5
Brazil	4.7
Netherlands	4.7
Hong Kong	3.5
Mexico	3.3
Switzerland	3.0
France	2.7
Republic of Korea (South)	2.6
Spain	2.5
India	2.4
Germany	2.3
Australia	2.1
United States	1.8
Ireland (Republic of)	1.6
Chile	1.4
Italy	1.4
South Africa	0.6
Sweden	0.5
Finland	0.5
Indonesia	0.4
Norway	0.3
Belgium	0.3
Bermuda	0.2
Jersey	0.2
Colombia	0.1
Luxembourg	0.1
Total Investments	100.5%
*	Percentages indicated are based on net assets as of April 30, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	10,340	$238,854
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR(a)	10,280	73,810
Ryanair Holdings PLC, ADR	4,248	343,876
		417,686
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	9,170	385,323
AUTOMOBILES (3.4%)
Honda Motor Co. Ltd., Sponsored ADR	37,980	1,023,941
Tata Motors Ltd., Sponsored ADR(a)	6,020	182,887
Toyota Motor Corp., Sponsored ADR	28,280	2,876,076
		4,082,904
BANKS (20.1%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	117,420	809,024
Banco Bradesco SA, Sponsored ADR	131,543	982,624
Banco de Chile, Sponsored ADR	4,790	315,469
Banco Santander Central Hispano SA, Sponsored ADR	249,844	1,256,715
Banco Santander Chile SA, Sponsored ADR	7,004	135,878
Bancolombia SA, Sponsored ADR	2,550	98,659
Bank of Montreal	15,200	990,432
Bank of Nova Scotia	25,390	1,331,706
Barclays PLC, Sponsored ADR	74,639	750,122
Canadian Imperial Bank of Commerce	9,200	743,084
Credicorp Ltd.	1,679	244,160
HDFC Bank Ltd., Sponsored ADR	13,330	838,057
HSBC Holdings PLC, Sponsored ADR	79,061	2,635,103
ICICI Bank Ltd., Sponsored ADR	41,390	291,800
ING Groep NV, Sponsored ADR	75,430	925,526
Itau Unibanco Banco Multiplo SA, Sponsored ADR	142,544	1,358,444
KB Financial Group, Inc., Sponsored ADR	18,750	570,188
Lloyds Banking Group PLC, Sponsored ADR	255,205	1,018,268
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	260,470	1,198,162
Mizuho Financial Group, Inc., Sponsored ADR	225,180	666,533
Royal Bank of Canada	31,770	1,973,552
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	15,098	102,213
Shinhan Financial Group Co. Ltd., Sponsored ADR	23,080	843,805
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,490	800,774
The Toronto-Dominion Bank	40,020	1,780,890
Westpac Banking Corp., Sponsored ADR	65,355	1,542,378
		24,203,566

	Shares	Value
BEVERAGES (1.3%)
Coca-Cola FEMSA, S.A.B. de C.V., Sponsored ADR	5,000	$436,450
Fomento Economico, Sponsored ADR	11,700	1,090,557
		1,527,007
CAPITAL MARKETS (2.2%)
Credit Suisse Group, Sponsored ADR	34,879	530,509
Deutsche Bank AG	27,160	514,954
Nomura Holdings, Inc., Sponsored ADR	75,710	318,739
UBS Group AG	76,270	1,317,183
		2,681,385
CHEMICALS (1.4%)
Agrium, Inc.	4,290	369,455
Potash Corp. of Saskatchewan, Inc.	18,415	326,314
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,500	72,905
Syngenta AG, Sponsored ADR	10,780	868,544
		1,637,218
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR	113,670	667,243
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	547,208
		1,214,451
CONSTRUCTION MATERIALS (1.0%)
Cemex SA de CV, Sponsored ADR(a)	61,804	460,440
CRH PLC, Sponsored ADR	18,760	546,104
James Hardie Industries PLC, Sponsored ADR	11,940	167,399
		1,173,943
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	5,470	380,493
DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
BCE, Inc.	14,405	675,739
BT Group PLC, Sponsored ADR	36,240	1,188,672
China Telecom Corp. Ltd., Sponsored ADR	6,130	304,293
China Unicom Ltd., Sponsored ADR	20,315	237,686
Chunghwa Telecom Co. Ltd., Sponsored ADR	32,715	1,115,582
Nippon Telegraph & Telephone Corp., Sponsored ADR	16,020	714,012
Orange SA, Sponsored ADR	51,480	854,053
PT Telekomunikasi Indonesia, Sponsored ADR	9,190	490,470
Telecom Italia S.p.A., Sponsored ADR(a)	22,570	220,283
Telecom Italia S.p.A., Sponsored ADR	8,390	66,113
Telefonica Brasil SA, Sponsored ADR	14,670	180,734
Telefonica SA, Sponsored ADR	88,965	970,608
TELUS Corp.	10,700	338,762
		7,357,007

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.0%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	$41,778
CPFL Energia SA, Sponsored ADR(a)	7,884	91,297
Enersis Chile SA, ADR(a)	45,760	291,491
Enersis SA, Sponsored ADR	28,120	240,707
Korea Electric Power Corp., Sponsored ADR	19,930	536,117
		1,201,390
ELECTRICAL EQUIPMENT (1.2%)
ABB Ltd., Sponsored ADR	46,010	971,271
NIDEC Corp., Sponsored ADR	25,770	466,695
		1,437,966
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Kyocera Corp., Sponsored ADR	8,220	401,136
LG Display Co. Ltd., Sponsored ADR	14,880	152,520
		553,656
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	6,020	162,961
FOOD & STAPLES RETAILING (0.4%)
Cencosud SA, Sponsored ADR	13,020	107,025
Delhaize Group, Sponsored ADR	14,940	391,129
		498,154
FOOD PRODUCTS (0.4%)
BRF-Brasil Foods SA, Sponsored ADR	35,190	500,402
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Smith & Nephew PLC, Sponsored ADR	15,140	519,756
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., Sponsored ADR	17,400	759,162
HOTELS, RESTAURANTS & LEISURE (0.8%)
Carnival PLC, Sponsored ADR	6,600	333,630
InterContinental Hotels Group PLC, Sponsored ADR	9,194	369,047
Restaurant Brands International, Inc.	6,355	274,918
		977,595
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.4%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,240	257,334
Endesa Americas SA, ADR(a)	13,090	184,962
		442,296
INDUSTRIAL CONGLOMERATES (0.6%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	25,244	694,462
INSURANCE (3.3%)
Aegon NV, Sponsored NY Shares	36,121	208,057
Aviva PLC, Sponsored ADR	43,530	555,007

	Shares	Value
China Life Insurance Co. Ltd., Sponsored ADR	73,060	$840,921
Manulife Financial Corp.	45,470	669,773
Prudential PLC, Sponsored ADR	27,320	1,078,867
Sun Life Financial, Inc.	17,980	613,118
		3,965,743
INTERNET & CATALOG RETAIL (1.0%)
Ctrip.com International Ltd., Sponsored ADR(a)	10,970	478,402
JD.com, Inc., Sponsored ADR(a)	27,740	709,034
		1,187,436
INTERNET SOFTWARE & SERVICES (3.6%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	33,000	2,539,020
Baidu, Inc., Sponsored ADR(a)	8,027	1,559,646
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	3,500	265,790
		4,364,456
IT SERVICES (1.7%)
CGI Group, Inc., Class A(a)	9,080	414,865
Infosys Technologies Ltd., Sponsored ADR	64,170	1,206,396
Wipro Ltd., Sponsored ADR	31,070	377,501
		1,998,762
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Qiagen NV(a)	26,990	606,195
MEDIA (3.5%)
Grupo Televisa SA, Sponsored ADR	25,090	733,381
Pearson PLC, Sponsored ADR	21,900	257,106
RELX NV, ADR	33,135	556,668
RELX PLC, ADR	39,258	705,859
Shaw Communications, Inc., Class B	19,140	354,281
Thomson Reuters Corp.	16,048	660,054
WPP PLC, Sponsored ADR	7,580	887,997
		4,155,346
METALS & MINING (5.3%)
Agnico-Eagle Mines Ltd.	5,200	245,492
AngloGold Ashanti Ltd., Sponsored ADR(a)	11,450	188,352
ArcelorMittal, Sponsored NY Shares	25,000	140,750
Barrick Gold Corp., ADR	23,550	456,163
BHP Billiton Ltd., Sponsored ADR	29,300	918,262
BHP Billiton PLC, Sponsored ADR	19,370	534,031
Cia Vale Do Rio, Sponsored ADR	97,940	444,648
Eldorado Gold Corp.	15,420	64,918
Franco Nevada Corp.	4,160	291,866
Gerdau SA, Sponsored ADR	7,250	16,167
Goldcorp, Inc.	17,437	351,356
Kinross Gold Corp.(a)	18,730	106,761
POSCO, Sponsored ADR	14,650	762,093
Randgold Resources Ltd., Sponsored ADR	2,650	266,325
Rio Tinto PLC, Sponsored ADR	22,442	755,398
Silver Wheaton Corp.	9,700	203,215
Southern Copper Corp.	4,443	131,824

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Teck Resources Ltd.	5,853	$71,699
Vale SA, Sponsored ADR	54,830	310,886
Yamana Gold, Inc.	18,380	90,981
		6,351,187
MULTI-UTILITIES (1.3%)
National Grid PLC, Sponsored ADR	21,859	1,574,067
OIL, GAS & CONSUMABLE FUELS (15.2%)
BP PLC, Sponsored ADR	59,982	2,014,196
Cameco Corp.	7,380	92,324
Canadian Natural Resources Ltd.	18,970	569,479
Cenovus Energy, Inc.	15,050	238,392
China Petroleum & Chemical Corp., Sponsored ADR	12,576	890,004
CNOOC Ltd., Sponsored ADR	7,280	898,570
Crescent Point Energy Corp.	6,270	105,461
Ecopetrol SA, Sponsored ADR	3,830	38,070
Enbridge, Inc.	18,430	765,582
EnCana Corp.	9,750	74,685
ENI S.p.A., Sponsored ADR	27,740	909,040
Imperial Oil Ltd.	6,780	223,604
Pembina Pipeline Corp.	8,910	267,211
PetroChina Co. Ltd., Sponsored ADR	10,445	763,112
Petroleo Brasileiro SA, Sponsored ADR(a)	94,120	555,308
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	64,360	496,216
Royal Dutch Shell PLC, Sponsored ADR	41,743	2,207,787
Royal Dutch Shell PLC, Class B, Sponsored ADR	34,250	1,827,237
Sasol Ltd., Sponsored ADR	14,960	490,538
Statoil ASA, Sponsored ADR	21,527	378,660
Suncor Energy, Inc.	32,018	940,369
Total SA, Sponsored ADR	47,180	2,394,385
TransCanada Corp.	16,040	665,500
Ultrapar Participacoes SA, Sponsored ADR	22,900	480,442
		18,286,172
PERSONAL PRODUCTS (2.8%)
Unilever NV, Sponsored NY Shares	43,060	1,895,501
Unilever PLC, Sponsored ADR	32,384	1,452,746
		3,348,247
PHARMACEUTICALS (1.3%)
Shire PLC, Sponsored ADR	6,669	1,249,904
Valeant Pharmaceuticals International, Inc.(a)	7,828	261,142
		1,511,046
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Brookfield Asset Management, Inc., Class A	22,718	768,323
ROAD & RAIL (1.3%)
Canadian National Railway Co.	18,550	1,141,938
Canadian Pacific Railway Ltd.	2,992	431,596
		1,573,534
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)

	Shares	Value
Advanced Semiconductor Engineering, Inc., Sponsored ADR	55,320	$283,792
ARM Holdings PLC, Sponsored ADR	11,740	483,571
ASML Holding NV, Sponsored NY Shares(a)	9,907	957,016
STMicroelectronics NV, Sponsored NY Shares	14,140	86,820
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	178,728	4,216,192
United Microelectronics Corp., Sponsored ADR	118,280	223,549
		6,250,940
SOFTWARE (1.3%)
SAP AG, Sponsored ADR	20,270	1,593,627
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
BlackBerry Ltd.(a)	10,700	75,542
CANON, Inc., Sponsored ADR	29,630	827,566
		903,108
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Gildan Activewear, Inc.	8,470	263,078
Luxottica Group S.p.A., Sponsored ADR	5,510	301,563
		564,641
WIRELESS TELECOMMUNICATION SERVICES (6.3%)
America Movil SA, Sponsored ADR	81,320	1,151,491
China Mobile Ltd., Sponsored ADR	54,480	3,133,690
NTT DoCoMo, Inc., Sponsored ADR	30,660	746,264
Rogers Communications, Inc., Class B	13,090	508,939
SK Telecom Co. Ltd., Sponsored ADR	14,760	295,200
Vodafone Group PLC, Sponsored ADR	54,479	1,783,643
		7,619,227
TOTAL COMMON STOCKS		119,669,694
MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 0.21%(b)	1,426,792	1,426,792
TOTAL MONEY MARKET FUND		1,426,792
TOTAL INVESTMENTS (COST $130,774,169) 100.5%		121,096,486
LIABILITIES IN EXCESS OF OTHER ASSETS -0.5%		(638,044)
NET ASSETS 100.0%		$120,458,442
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2016.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	18.5%
U.S. Government Agency Mortgage-Backed Obligations	7.4
U.S. Government Agencies	4.9
Banks	7.4
Food Products	6.2
Capital Markets	4.4
Chemicals	4.3
Consumer Finance	3.5
Electric Utilities	3.2
Beverages	3.2
Money Market Funds	3.0
Insurance	2.9
Oil, Gas & Consumable Fuels	2.6
Diversified Telecommunication Services	2.2
Pharmaceuticals	1.9
IT Services	1.8
Multiline Retail	1.8
Energy Equipment & Services	1.8
Metals & Mining	1.4
Semiconductors & Semiconductor Equipment	1.4
Air Freight & Logistics	1.4
Electronic Equipment, Instruments & Components	1.2
Software	1.1
Diversified Financial Services	1.1
Food & Staples Retailing	0.9
Internet & Catalog Retail	0.7
Industrial Conglomerates	0.7
Household Durables	0.7
Specialty Retail	0.7
Health Care Equipment & Supplies	0.7
Biotechnology	0.7
Hotels, Restaurants & Leisure	0.7
Mortgage Backed Securities – Financial Services	0.6
Personal Products	0.6
Municipal Bonds	0.4
Communications Equipment	0.4
Church Mortgage Bonds	0.4
Diversified Consumer Services	0.3
Total Investments	97.1%
*	Percentages indicated are based on net assets as of April 30, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (62.9%)
AIR FREIGHT & LOGISTICS (1.4%)
FedEx Corp., 4.00%, 1/15/24	$1,000,000	$1,098,417
United Parcel Service, Inc., 5.50%, 1/15/18	1,000,000	1,077,674
		2,176,091
BANKS (7.4%)
Bank of America Corp., 5.63%, 7/1/20	1,000,000	1,123,736
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,189,846
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,166,500
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,203,326
KeyCorp, 5.10%, 3/24/21	2,000,000	2,228,126
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,112,625
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,050,222
		11,074,381
BEVERAGES (3.2%)
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,101,462
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,648,983
		4,750,445
BIOTECHNOLOGY (0.7%)
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,053,525
CAPITAL MARKETS (4.4%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	784,207
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,376,014
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,714,662
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,709,264
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,009,925
		6,594,072
CHEMICALS (4.3%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,013,197
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,267,432
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,071,261
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,100,820
		6,452,710
CHURCH MORTGAGE BONDS (0.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14(d)(e)	66,270	32,777
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15(d)(e)	96,228	47,591
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15(d)(e)	57,192	28,289
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16(d)(e)	81,703	40,695
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/16 @ 100)(d)(e)	57,192	28,709
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22(f)	103,190	10
Bethel Baptist Institutional Church, Inc., 3.50%, 1/1/22(g)	714,451	322,360
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	9,889
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	24,099
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	25,110
Metropolitan Baptist Church, 8.40%, 7/12/16(d)(e)	87,000	29,633
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/16 @ 100)(d)(e)	90,000	30,924
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/16 @ 100)(d)(e)	23,000	7,921
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/16 @ 100)(d)(e)	121,000	41,478
		669,485

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SELECT BOND FUND

	Principal Amount	Value
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	$500,000	$552,786
CONSUMER FINANCE (3.5%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,101,408
Ford Motor Credit Co. LLC, 4.39%, 1/8/26	1,000,000	1,079,927
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,053,272
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,034,430
		5,269,037
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	455,302
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,602,488
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc., 4.45%, 5/15/21	1,000,000	1,100,208
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,236,922
		3,337,130
ELECTRIC UTILITIES (3.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,279,233
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,611,072
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	888,340
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,073,664
		4,852,309
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,025,498
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	828,383
		1,853,881
ENERGY EQUIPMENT & SERVICES (1.8%)
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,393,136
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,275,440
		2,668,576
FOOD & STAPLES RETAILING (0.9%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,100,916
Walgreen Co., 5.25%, 1/15/19	260,000	281,721
		1,382,637
FOOD PRODUCTS (6.2%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,626,216
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,673,251
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,504,320
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,688,112
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,673,078
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,106,645
		9,271,622
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, 4.45%, 3/15/20	1,000,000	1,108,654
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald’s Corp., 2.63%, 1/15/22	1,000,000	1,032,808
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,041,881

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	$1,000,000	$1,072,976
INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,115,143
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,114,520
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,161,500
		4,391,163
INTERNET & CATALOG RETAIL (0.7%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	1,000,000	1,101,832
IT SERVICES (1.8%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,020,277
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,612,428
		2,632,705
METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,040,000
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.6%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	853,251	871,178
MULTILINE RETAIL (1.8%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,644,773
OIL, GAS & CONSUMABLE FUELS (2.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	721,187
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,040,979
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	544,211
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,568,139
		3,874,516
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	975,620
PHARMACEUTICALS (1.9%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,865,458
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	945,541
		2,810,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	540,051
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,501,104
		2,041,155
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,676,196
SPECIALTY RETAIL (0.7%)
Lowe’s Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,093,951
TOTAL CORPORATE BONDS		94,426,884
MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	501,354
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	159,704
TOTAL MUNICIPAL BONDS		661,058

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (4.9%)
Federal Home Loan Bank
1.25%, 6/8/18	$2,000,000	$2,014,672
1.75%, 12/14/18	1,000,000	1,019,820
3.50%, 7/29/21	2,000,000	2,200,768
4.75%, 6/8/18	2,000,000	2,158,132
TOTAL U.S. GOVERNMENT AGENCIES		7,393,392
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (7.4%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,511,872
2.65%, 10/1/37(a)	104,320	110,274
3.75%, 3/27/19	1,500,000	1,618,113
4.00%, 12/15/25	2,500,000	2,750,443
5.00%, 7/15/19	53,551	54,726
5.00%, 11/1/37	47,307	51,548
5.47%, 5/1/36(a)	85,026	90,485
6.00%, 3/1/38	77,055	87,466
		7,274,927
Federal National Mortgage Assoc.
0.86%, 11/25/36(a)	145,575	146,678
2.57%, 5/1/36(a)	208,374	221,175
5.00%, 1/1/35	52,919	57,954
5.38%, 7/1/36(a)	42,075	42,087
5.50%, 9/1/36	11,500	11,972
5.97%, 10/1/36(a)	47,551	48,773
6.00%, 6/1/36	362,513	407,428
6.00%, 9/1/36	102,048	114,377
6.00%, 5/1/37	43,163	46,788
		1,097,232
Government National Mortgage Assoc.
3.50%, 1/20/39(a)	74,856	75,792
4.25%, 10/20/38	444,498	466,480
4.50%, 8/20/38	244,372	264,646
4.50%, 5/20/39	908,786	949,412
4.50%, 6/15/40	439,337	480,105
5.00%, 5/20/40	233,718	250,302
5.50%, 12/20/38	29,296	30,994
6.00%, 6/15/37	72,376	81,627
6.00%, 10/15/37	75,232	84,800
6.50%, 10/20/38	30,532	33,328
		2,717,486
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		11,089,645
U.S. TREASURY OBLIGATIONS (18.5%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,039,609
1.50%, 12/31/18	2,500,000	2,541,308
1.63%, 11/15/22	4,150,000	4,169,779
2.00%, 11/30/20	2,500,000	2,582,618
2.00%, 11/15/21	5,000,000	5,159,960
2.00%, 2/15/22	7,000,000	7,223,125
3.13%, 5/15/19	3,000,000	3,198,165
TOTAL U.S. TREASURY OBLIGATIONS		27,914,564

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (3.0%)
Federated Government Obligations Fund, Institutional Shares, 0.21%(a)	4,434,915	$4,434,915
TOTAL MONEY MARKET FUND		4,434,915
TOTAL INVESTMENTS (COST $143,011,741) 97.1%		145,920,458
OTHER ASSETS IN EXCESS OF LIABILITIES 2.9%		4,301,899
NET ASSETS 100.0%		$150,222,357
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2016.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to April 30, 2016.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.
(g)	The trustee has completed restructuring of the bond and/or mortgage. The restructured terms reduce the interest rate and/or shorten the maturity period. This is a step up bond.

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	58.8%
Canada	12.0
United Kingdom	7.0
Switzerland	5.7
Ireland (Republic of)	4.3
Netherlands	2.9
Taiwan, Province of China	2.5
Chile	1.8
Japan	1.7
Hong Kong	1.5
Spain	1.4
Total Investments	99.6%
*	Percentages indicated are based on net assets as of April 30, 2016.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (3.7%)
Lockheed Martin Corp.	12,828	$2,980,971
Raytheon Co.	28,180	3,560,543
		6,541,514
AUTOMOBILES (1.7%)
Toyota Motor Corp., Sponsored ADR	29,520	3,002,184
BANKS (9.4%)
Banco Santander Chile SA, Sponsored ADR	160,750	3,118,550
Bank of Nova Scotia	54,260	2,845,937
HSBC Holdings PLC, Sponsored ADR	83,970	2,798,720
People’s United Financial, Inc.	144,350	2,237,425
Royal Bank of Canada	46,100	2,863,732
Tompkins Financial Corp.	39,640	2,590,078
		16,454,442
BEVERAGES (2.5%)
PepsiCo, Inc.	42,730	4,399,481
BIOTECHNOLOGY (2.0%)
Amgen, Inc.	21,390	3,386,037
CAPITAL MARKETS (2.1%)
Credit Suisse Group, Sponsored ADR	238,470	3,627,129
CHEMICALS (1.7%)
Syngenta AG, Sponsored ADR	37,390	3,012,512
COMMUNICATIONS EQUIPMENT (1.7%)
Cisco Systems, Inc.	104,940	2,884,801
DISTRIBUTORS (3.1%)
Genuine Parts Co.	56,130	5,386,796
DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
BCE, Inc.	61,050	2,863,855
Telefonica SA, Sponsored ADR	220,280	2,403,255
		5,267,110
ELECTRIC UTILITIES (1.5%)
American Electric Power Co., Inc.	41,090	2,609,215
ELECTRICAL EQUIPMENT (3.2%)
ABB Ltd., Sponsored ADR	159,240	3,361,556
Emerson Electric Co.	41,820	2,284,627
		5,646,183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.8%)
Corning, Inc.	133,810	2,498,233
National Instruments Corp.	87,300	2,406,861
		4,905,094
FOOD PRODUCTS (4.6%)
Flowers Foods, Inc.	132,810	2,544,639
General Mills, Inc.	49,340	3,026,516
The Hershey Co.	25,220	2,348,234
		7,919,389

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (7.3%)
Meridian Bioscience, Inc.	130,860	$2,500,735
ResMed, Inc.	41,880	2,336,904
Smith & Nephew PLC, Sponsored ADR	76,250	2,617,662
St. Jude Medical, Inc.	30,150	2,297,430
Stryker Corp.	27,790	3,029,388
		12,782,119
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Quest Diagnostics, Inc.	50,990	3,832,918
UnitedHealth Group, Inc.	30,260	3,984,637
		7,817,555
HOTELS, RESTAURANTS & LEISURE (3.8%)
Cracker Barrel Old Country Store, Inc.	14,620	2,140,514
McDonald’s Corp.	35,580	4,500,514
		6,641,028
HOUSEHOLD DURABLES (1.0%)
Tupperware Corp.	31,090	1,805,396
HOUSEHOLD PRODUCTS (0.9%)
Clorox Co.	12,130	1,519,040
INDUSTRIAL CONGLOMERATES (2.1%)
3M Co.	21,360	3,575,237
INSURANCE (2.7%)
Aegon NV, Sponsored NY Shares	437,087	2,517,621
Manulife Financial Corp.	150,770	2,220,842
		4,738,463
IT SERVICES (4.7%)
Accenture PLC, Class A	39,850	4,499,862
Automatic Data Processing, Inc.	42,230	3,734,821
		8,234,683
MACHINERY (1.3%)
Briggs & Stratton Corp.	107,320	2,271,964
MEDIA (5.0%)
RELX PLC, ADR	200,840	3,611,103
Shaw Communications, Inc., Class B	118,130	2,186,586
WPP PLC, Sponsored ADR	25,130	2,943,980
		8,741,669
MULTI-UTILITIES (1.8%)
National Grid PLC, Sponsored ADR	43,811	3,154,830
OIL, GAS & CONSUMABLE FUELS (5.7%)
CNOOC Ltd., Sponsored ADR	21,920	2,705,586
Pembina Pipeline Corp.	108,990	3,268,610
TransCanada Corp.	57,260	2,375,717
Western Refining, Inc.	57,830	1,547,531
		9,897,444
PERSONAL PRODUCTS (1.5%)
Unilever NV, Sponsored NY Shares	60,240	2,651,765

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2016

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (3.1%)
EPR Properties	33,920	$2,234,649
LTC Properties, Inc.	48,510	2,250,379
Senior Housing Properties Trust	54,560	959,165
		5,444,193
ROAD & RAIL (1.4%)
Canadian National Railway Co.	38,180	2,350,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.4%)
Analog Devices, Inc.	41,480	2,336,154
Intel Corp.	103,740	3,141,247
QUALCOMM, Inc.	25,260	1,276,135
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	186,400	4,397,176
		11,150,712
SOFTWARE (2.3%)
Microsoft Corp.	81,100	4,044,457
TOTAL COMMON STOCKS		171,862,803

	Shares	Value
MONEY MARKET FUND (1.1%)
Federated Government Obligations Fund, Institutional Shares, 0.21%(a)	1,845,466	$1,845,466
TOTAL MONEY MARKET FUND		1,845,466
TOTAL INVESTMENTS (COST $155,610,249) 99.6%		173,708,269
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%		625,801
NET ASSETS 100.0%		$174,334,070
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2016.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2016

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $308,357,645, $143,214,161, $130,774,169, $143,011,741 and $155,610,249, respectively)	$307,145,129	$157,009,641	$121,096,486	$145,920,458	$173,708,269
Receivable for investments sold	1,063,025	—	1,961,761	3,000,696	—
Receivable for capital shares issued	181,564	49,354	8,516	15,509	183,055
Interest and dividend receivable	284,067	64,882	300,906	1,378,273	537,259
Reclaims receivable	—	—	5,436	—	—
Prepaid expenses and other assets	22,616	24,509	25,215	20,142	27,763
Total assets	308,696,401	157,148,386	123,398,320	150,335,078	174,456,346
Liabilities:
Payable for investments purchased	3,078,114	—	2,858,651	—	—
Payable for capital shares redeemed	33,634	21,177	18,559	39,355	23,540
Investment advisory fees	37,443	19,051	28,909	30,905	43,648
Consulting fees	22,496	11,668	8,227	11,357	13,351
Compliance service fees	1,750	1,343	515	802	1,052
Administration fees	13,844	7,262	5,038	7,090	8,326
Distribution fees – Individual Class	10,563	11,206	3,292	2,616	7,915
Administrative services fees – Individual Class	5,630	2,257	1,467	1,375	2,508
Administrative services fees – Institutional Class	2,737	1,109	1,319	1,316	1,383
Fund accounting fees	4,285	2,411	1,533	2,290	2,643
Transfer agent fees	9,265	17,391	3,793	4,399	4,809
Custodian fees	3,388	1,516	1,087	1,529	1,749
Other accrued liabilities	20,113	10,161	7,488	9,687	11,352
Total liabilities	3,243,262	106,552	2,939,878	112,721	122,276
Net Assets	$305,453,139	$157,041,834	$120,458,442	$150,222,357	$174,334,070
Composition of Net Assets:
Capital (par value and paid-in surplus)	318,618,881	139,737,880	139,888,615	149,294,265	149,434,353
Accumulated undistributed net investment income	—	—	270,233	420,474	510,230
Accumulated net realized gain/(loss) from investment transactions	(11,953,226)	3,508,474	(10,022,725)	(2,401,099)	6,291,467
Unrealized appreciation/(depreciation) from investments	(1,212,516)	13,795,480	(9,677,681)	2,908,717	18,098,020
Net Assets	$305,453,139	$157,041,834	$120,458,442	$150,222,357	$174,334,070
Individual Class
Net Assets	$52,150,784	$55,444,610	$16,268,146	$11,719,090	$40,254,124
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,617,245	4,181,327	872,133	469,013	1,401,755
Net asset value, offering and redemption price per share	$32.25	$13.26	$18.65	$24.99	$28.72
Institutional Class
Net Assets	$253,302,355	$101,597,224	$104,190,296	$138,503,267	$134,079,946
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	7,899,122	7,565,349	5,570,440	5,568,515	4,660,424
Net asset value, offering and redemption price per share	$32.07	$13.43	$18.70	$24.87	$28.77

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2016

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$4,171,740	$—
Dividend (net of foreign withholding tax of $295, $211, $333,850, $0, and $163,199, respectively)	6,507,462	2,156,481	4,907,963	2,709	5,120,459
Total investment income	6,507,462	2,156,481	4,907,963	4,174,449	5,120,459
Expenses:
Investment advisory fees	458,408	225,311	418,308	377,837	494,997
Consulting fees	270,532	133,614	122,063	134,507	146,807
Compliance service fees	23,790	12,316	10,628	11,968	13,042
Administration fees	167,028	82,699	75,450	83,263	90,858
Distribution fees – Individual Class	123,040	139,133	35,883	35,426	73,652
Administrative services fees – Individual Class	41,207	20,417	12,822	13,783	26,031
Administrative services fees – Institutional Class	2,737	1,109	1,319	1,316	1,383
Fund accounting fees	201,313	120,284	91,368	112,392	105,107
Transfer agent fees	65,154	107,355	28,692	31,925	34,916
Custodian fees	41,816	19,430	17,377	19,710	21,579
Directors fees	61,987	29,024	38,096	29,200	31,607
Professional fees	57,293	26,660	24,576	27,253	31,601
Printing fees	22,913	16,664	10,756	12,296	14,771
Miscellaneous fees	93,655	71,620	66,244	67,988	69,736
Total expenses	1,630,873	1,005,636	953,582	958,864	1,156,087
Net investment income	4,876,589	1,150,845	3,954,381	3,215,585	3,964,372
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	8,321,022	9,341,361	(1,034,990)	(789,484)	8,145,447
Net realized gain/(loss) from in-kind redemptions	29,991,763	—	(739,632)	—	—
Net change in unrealized appreciation/ (depreciation) from investments	(57,177,595)	(13,612,011)	(22,851,260)	819,694	(6,583,492)
Net realized and unrealized gain/(loss) from investments	(18,864,810)	(4,270,650)	(24,625,882)	30,210	1,561,955
Change in net assets resulting from operations	$(13,988,221)	$(3,119,805)	$(20,671,501)	$3,245,795	$5,526,327

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2016	2015
Change in net assets from operations:
Net investment income	$4,876,589	$3,307,368
Net realized gain from investments	38,312,785	27,407,746
Net change in unrealized depreciation from investments	(57,177,595)	(1,477,096)
Change in net assets resulting from operations	(13,988,221)	29,238,018
Distributions to shareholders from:
Net investment income:
Individual Class	(670,764)	(363,053)
Institutional Class	(4,156,712)	(2,805,750)
Net realized gains:
Individual Class	(5,951,298)	(2,764,805)
Institutional Class	(38,079,157)	(17,021,288)
In excess of net investment income:
Individual Class	(1,451,858)	—
Institutional Class	(9,289,656)	—
Change in net assets from shareholder distributions	(59,599,445)	(22,954,896)
Capital Transactions:
Individual Class
Proceeds from shares issued	$29,410,642	$27,455,535
Dividends reinvested	7,867,826	2,979,979
Cost of shares redeemed	(26,559,766)	(15,161,853)
Change in Individual Class from capital transactions	10,718,702	15,273,661
Institutional Class
Proceeds from shares issued	287,383,196	120,080,112
Dividends reinvested	51,108,655	19,650,915
Cost of shares redeemed	(224,718,284)	(27,374,251)
Cost of shares redeemed from redemptions in-kind	(89,097,137)	—
Change in Institutional Class from capital transactions	24,676,430	112,356,776
Change in net assets from capital transactions	$35,395,132	$127,630,437
Change in net assets	(38,192,534)	133,913,559
Net Assets:
Beginning of period	343,645,673	209,732,114
End of period	$305,453,139	$343,645,673
Accumulated undistributed net investment income	$—	$308,988
Share Transactions:
Individual Class
Issued	837,188	704,209
Reinvested	244,435	77,057
Redeemed	(769,348)	(386,980)
Change in Individual Class	312,275	394,286
Institutional Class
Issued	7,658,835	3,060,088
Reinvested	1,599,287	510,736
Redeemed	(6,639,098)	(712,007)
Redeemed from redemptions in-kind	(2,287,475)	—
Change in Institutional Class	331,549	2,858,817

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2016	2015
Change in net assets from operations:
Net investment income	$1,150,845	$961,828
Net realized gain from investment transactions	9,341,361	17,775,707
Net change in unrealized depreciation from investments	(13,612,011)	(4,935,490)
Change in net assets resulting from operations	(3,119,805)	13,802,045
Distributions to shareholders from:
Net investment income:
Individual Class	(358,596)	(265,670)
Institutional Class	(868,334)	(642,512)
Net realized gains:
Individual Class	(5,878,589)	(7,347,467)
Institutional Class	(10,195,742)	(11,325,905)
Change in net assets from shareholder distributions	(17,301,261)	(19,581,554)
Capital Transactions:
Individual Class
Proceeds from shares issued	$6,361,881	$6,776,909
Dividends reinvested	5,866,615	7,108,365
Cost of shares redeemed	(9,418,002)	(6,781,494)
Change in Individual Class from capital transactions	2,810,494	7,103,780
Institutional Class
Proceeds from shares issued	20,337,778	26,247,214
Dividends reinvested	10,551,715	11,434,674
Cost of shares redeemed	(10,466,094)	(10,922,166)
Change in Institutional Class from capital transactions	20,423,399	26,759,722
Change in net assets from capital transactions	$23,233,893	$33,863,502
Change in net assets	2,812,827	28,083,993
Net Assets:
Beginning of period	154,229,007	126,145,014
End of period	$157,041,834	$154,229,007
Accumulated undistributed net investment income	$—	$97,924
Share Transactions:
Individual Class
Issued	461,000	424,007
Reinvested	457,374	481,609
Redeemed	(676,587)	(427,275)
Change in Individual Class	241,787	478,341
Institutional Class
Issued	1,446,808	1,618,569
Reinvested	811,924	765,476
Redeemed	(743,824)	(694,346)
Change in Institutional Class	1,514,908	1,689,699

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30,
	2016	2015
Change in net assets from operations:
Net investment income	$3,954,381	$3,491,442
Net realized gain/(loss) from investments	(1,774,622)	872,298
Net change in unrealized appreciation/(depreciation) from investments	(22,851,260)	9,974,657
Change in net assets resulting from operations	(20,671,501)	14,338,397
Distributions to shareholders from:
Net investment income:
Individual Class	(482,061)	(352,121)
Institutional Class	(3,905,181)	(3,569,230)
Change in net assets from shareholder distributions	(4,387,242)	(3,921,351)
Capital Transactions:
Individual Class
Proceeds from shares issued	$7,008,982	$4,330,763
Dividends reinvested	477,265	346,352
Cost of shares redeemed	(4,545,754)	(3,655,547)
Change in Individual Class from capital transactions	2,940,493	1,021,568
Institutional Class
Proceeds from shares issued	26,594,060	183,504,011
Dividends reinvested	3,839,427	3,481,916
Cost of shares redeemed	(16,999,157)	(10,606,820)
Cost of shares redeemed from redemptions in-kind	(173,324,981)	—
Change in Institutional Class from capital transactions	(159,890,651)	176,379,107
Change in net assets from capital transactions	$(156,950,158)	$177,400,675
Change in net assets	(182,008,901)	187,817,721
Net Assets:
Beginning of period	302,467,343	114,649,622
End of period	$120,458,442	$302,467,343
Accumulated undistributed net investment income	$270,233	$695,487
Share Transactions:
Individual Class
Issued	386,849	194,794
Reinvested	23,885	14,859
Redeemed	(237,002)	(161,059)
Change in Individual Class	173,732	48,594
Institutional Class
Issued	1,425,048	8,892,397
Reinvested	192,231	153,141
Redeemed	(911,313)	(476,209)
Redeemed from redemptions in-kind	(8,016,882)	—
Change in Institutional Class	(7,310,916)	8,569,329

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30,
	2016	2015
Change in net assets from operations:
Net investment income	$3,215,585	$3,228,687
Net realized loss from investment transactions	(789,484)	(24,426)
Net change in unrealized appreciation from investments	819,694	1,584,370
Change in net assets resulting from operations	3,245,795	4,788,631
Distributions to shareholders from:
Net investment income:
Individual Class	(252,426)	(267,008)
Institutional Class	(2,889,784)	(3,011,817)
Change in net assets from shareholder distributions	(3,142,210)	(3,278,825)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,263,701	$3,813,164
Dividends reinvested	251,919	266,581
Cost of shares redeemed	(4,997,647)	(2,280,917)
Change in Individual Class from capital transactions	(3,482,027)	1,798,828
Institutional Class
Proceeds from shares issued	10,058,911	11,219,836
Dividends reinvested	2,888,744	3,011,817
Cost of shares redeemed	(13,511,182)	(9,196,004)
Change in Institutional Class from capital transactions	(563,527)	5,035,649
Change in net assets from capital transactions	$(4,045,554)	$6,834,477
Change in net assets	(3,941,969)	8,344,283
Net Assets:
Beginning of period	154,164,326	145,820,043
End of period	$150,222,357	$154,164,326
Accumulated undistributed net investment income	$420,474	$290,565
Share Transactions:
Individual Class
Issued	51,144	154,163
Reinvested	10,236	10,773
Redeemed	(201,449)	(91,759)
Change in Individual Class	(140,069)	73,177
Institutional Class
Issued	409,051	452,995
Reinvested	117,946	122,360
Redeemed	(549,640)	(371,823)
Change in Institutional Class	(22,643)	203,532

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30,
	2016	2015
Change in net assets from operations:
Net investment income	$3,964,372	$3,860,930
Net realized gain from investment transactions	8,145,447	13,430,258
Net change in unrealized depreciation from investments	(6,583,492)	(6,792,706)
Change in net assets resulting from operations	5,526,327	10,498,482
Distributions to shareholders from:
Net investment income:
Individual Class	(612,441)	(462,980)
Institutional Class	(3,314,709)	(3,231,771)
Net realized gains:
Individual Class	(1,643,522)	(805,968)
Institutional Class	(7,252,713)	(4,657,527)
Change in net assets from shareholder distributions	(12,823,385)	(9,158,246)
Capital Transactions:
Individual Class
Proceeds from shares issued	$19,823,420	$10,379,911
Dividends reinvested	2,223,057	1,235,268
Cost of shares redeemed	(8,453,651)	(5,841,021)
Change in Individual Class from capital transactions	13,592,826	5,774,158
Institutional Class
Proceeds from shares issued	9,021,612	10,845,076
Dividends reinvested	10,566,401	7,889,140
Cost of shares redeemed	(19,532,522)	(12,623,489)
Change in Institutional Class from capital transactions	55,491	6,110,727
Change in net assets from capital transactions	$13,648,317	$11,884,885
Change in net assets	6,351,259	13,225,121
Net Assets:
Beginning of period	167,982,811	154,757,690
End of period	$174,334,070	$167,982,811
Accumulated undistributed net investment income	$510,230	$526,753
Share Transactions:
Individual Class
Issued	700,651	341,728
Reinvested	79,912	40,815
Redeemed	(298,696)	(191,823)
Change in Individual Class	481,867	190,720
Institutional Class
Issued	314,933	356,733
Reinvested	378,803	260,302
Redeemed	(685,329)	(419,874)
Change in Institutional Class	8,407	197,161

See notes to financial statements.

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STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2016	$38.89	$0.46		$(1.31)		$(0.85)
Year ended April 30, 2015	37.46	0.36		3.86		4.22
Year ended April 30, 2014	32.87	0.34		7.29		7.63
Year ended April 30, 2013	28.71	0.32		4.57		4.89
Year ended April 30, 2012	28.44	0.25		0.26		0.51
Institutional Class
Year ended April 30, 2016	38.70	0.62		(1.34)		(0.72)
Year ended April 30, 2015	37.30	0.47		3.86		4.33
Year ended April 30, 2014	32.73	0.48		7.24		7.72
Year ended April 30, 2013	28.58	0.42		4.56		4.98
Year ended April 30, 2012	28.32	0.34		0.25		0.59
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2016	15.33	0.08		(0.51)		(0.43)
Year ended April 30, 2015	16.04	0.08		1.41		1.49
Year ended April 30, 2014	14.18	0.07		3.03		3.10
Year ended April 30, 2013	13.15	0.08		1.94		2.02
Year ended April 30, 2012	13.81	0.03		(0.22)		(0.19)
Institutional Class
Year ended April 30, 2016	15.51	0.12		(0.52)		(0.40)
Year ended April 30, 2015	16.20	0.12		1.43		1.55
Year ended April 30, 2014	14.30	0.11		3.07		3.18
Year ended April 30, 2013	13.25	0.11		1.95		2.06
Year ended April 30, 2012	13.91	0.06		(0.22)		(0.16)
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2016	22.22	0.40	(b)	(3.27)		(2.87)
Year ended April 30, 2015	23.06	0.41	(c)	(0.71	)(c)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96		1.63
Year ended April 30, 2013	20.85	0.46		1.09		1.55
Year ended April 30, 2012	24.96	0.48		(4.11)		(3.63)
Institutional Class
Year ended April 30, 2016	22.28	0.57	(b)	(3.38)		(2.81)
Year ended April 30, 2015	23.11	0.44	(c)	(0.65	)(c)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97		1.71
Year ended April 30, 2013	20.89	0.53		1.10		1.63
Year ended April 30, 2012	25.01	0.55		(4.12)		(3.57)
Steward Select Bond Fund
Individual Class
Year ended April 30, 2016	24.97	0.46		—		0.46
Year ended April 30, 2015	24.72	0.46		0.25		0.71
Year ended April 30, 2014	25.62	0.43		(0.85)		(0.42)
Year ended April 30, 2013	25.47	0.50		0.26		0.76
Year ended April 30, 2012	25.20	0.62		0.32		0.94
Institutional Class
Year ended April 30, 2016	24.85	0.53		0.01		0.54
Year ended April 30, 2015	24.61	0.54		0.25		0.79
Year ended April 30, 2014	25.49	0.53		(0.85)		(0.32)
Year ended April 30, 2013	25.34	0.59		0.26		0.85
Year ended April 30, 2012	25.08	0.70		0.32		1.02
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2016	30.11	0.60		0.18		0.78
Year ended April 30, 2015	29.82	0.63		1.32		1.95
Year ended April 30, 2014	27.24	0.65		2.60		3.25
Year ended April 30, 2013	25.07	0.61		2.17		2.78
Year ended April 30, 2012	24.71	0.58		0.32		0.90
Institutional Class
Year ended April 30, 2016	30.16	0.71		0.16		0.87
Year ended April 30, 2015	29.86	0.75		1.32		2.07
Year ended April 30, 2014	27.27	0.77		2.58		3.35
Year ended April 30, 2013	25.09	0.69		2.18		2.87
Year ended April 30, 2012	24.74	0.67		0.31		0.98
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Calculated based on average shares outstanding.
(c)	Per share amounts from investment operations do not accord with aggregate amounts shown on the Statement of Changes in Net Assets due to timing of certain share issuance activity during the year ended April 30, 2015.
(d)	Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

	Distributions:							Ratios/Supplementary Data:
	Net Investment Income	Net Realized (Losses) from Investments	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(a)
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2016	$(0.49)	$(4.26)	$(1.04)	$(5.79)	$32.25	(2.01)%	$52,151	0.82%	1.30%	91	%(d)
Year ended April 30, 2015	(0.34)	(2.45)	—	(2.79)	38.89	11.35%	50,747	0.86%	0.97%	33%
Year ended April 30, 2014	(0.34)	(2.70)	—	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	—	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Institutional Class
Year ended April 30, 2016	(0.61)	(4.26)	(1.04)	(5.91)	32.07	(1.67)%	253,302	0.48%	1.66%	91	%(d)
Year ended April 30, 2015	(0.48)	(2.45)	—	(2.93)	38.70	11.71%	292,898	0.50%	1.30%	33%
Year ended April 30, 2014	(0.45)	(2.70)	—	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	—	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2016	(0.09)	(1.55)	—	(1.64)	13.26	(2.39)%	55,445	0.85%	0.59%	33%
Year ended April 30, 2015	(0.08)	(2.12)	—	(2.20)	15.33	9.85%	60,408	0.84%	0.50%	37%
Year ended April 30, 2014	(0.06)	(1.18)	—	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	—	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	—	(0.47)	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Institutional Class
Year ended April 30, 2016	(0.13)	(1.55)	—	(1.68)	13.43	(2.15)%	101,597	0.57%	0.87%	33%
Year ended April 30, 2015	(0.12)	(2.12)	—	(2.24)	15.51	10.19%	93,821	0.56%	0.78%	37%
Year ended April 30, 2014	(0.11)	(1.18)	—	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	—	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	—	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2016	(0.70)	—	—	(0.70)	18.65	(13.10)%	16,268	1.00%	2.14%	11	%(d)
Year ended April 30, 2015	(0.54)	—	—	(0.54)	22.22	(1.41)%	15,520	1.02%	1.84%	12%
Year ended April 30, 2014	(0.53)	—	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Institutional Class
Year ended April 30, 2016	(0.77)	—	—	(0.77)	18.70	(12.82)%	104,190	0.65%	2.93%	11	%(d)
Year ended April 30, 2015	(0.62)	—	—	(0.62)	22.28	(1.01)%	286,947	0.64%	1.95%	12%
Year ended April 30, 2014	(0.61)	—	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Steward Select Bond Fund
Individual Class
Year ended April 30, 2016	(0.44)	—	—	(0.44)	24.99	1.87%	11,719	0.95%	1.80%	11%
Year ended April 30, 2015	(0.46)	—	—	(0.46)	24.97	2.92%	15,208	0.96%	1.83%	13%
Year ended April 30, 2014	(0.48)	—	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Institutional Class
Year ended April 30, 2016	(0.52)	—	—	(0.52)	24.87	2.22%	138,503	0.60%	2.16%	11%
Year ended April 30, 2015	(0.55)	—	—	(0.55)	24.85	3.26%	138,956	0.62%	2.19%	13%
Year ended April 30, 2014	(0.56)	—	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2016	(0.62)	(1.55)	—	(2.17)	28.72	2.94%	40,254	0.98%	2.12%	54%
Year ended April 30, 2015	(0.62)	(1.04)	—	(1.66)	30.11	6.57%	27,698	1.01%	2.11%	48%
Year ended April 30, 2014	(0.67)	—	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Institutional Class
Year ended April 30, 2016	(0.71)	(1.55)	—	(2.26)	28.77	3.26%	134,080	0.64%	2.47%	54%
Year ended April 30, 2015	(0.73)	(1.04)	—	(1.77)	30.16	6.97%	140,285	0.66%	2.46%	48%
Year ended April 30, 2014	(0.76)	—	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2016

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan. Through March 31, 2016, an administrative services fee only applied to the Individual Class. Effective April 1, 2016, the administrative services fee applied to the Institutional Class as well. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2016, stocks with market capitalizations between $2.5 billion and $513.5 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2016, stocks with market capitalizations between $55.7 million and $10.7 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Boards (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Company.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors (the “Board”).

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee (the “Committee”) no less than monthly and is subject to quarterly review and approval from the Board.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the church bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Board, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Adviser also considers the potential results of the bond trustee's actions, including restructuring, refinancing, and acceleration of payments or other liquidation or property collateralizing the church mortgage bonds. For bonds that have been restructured, the Adviser will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church's ability to perform under the revised terms, and/or whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations of church mortgage bonds determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2016:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$303,432,345	$—	$—	$303,432,345
Rights*	—	—	—	—
Money Market Fund	3,712,784	—	—	3,712,784
Total	$307,145,129	$—	$—	$307,145,129
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$155,085,184	$—	$—	$155,085,184
Money Market Fund	1,924,457	—	—	1,924,457
Total	$157,009,641	$—	$—	$157,009,641
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$119,669,694	$—	$—	$119,669,694
Money Market Fund	1,426,792	—	—	1,426,792
Total	$121,096,486	$—	$—	$121,096,486
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$93,757,399	$669,485	$94,426,884
Municipal Bonds	—	661,058	—	661,058
U.S. Government Agencies	—	7,393,392	—	7,393,392
U.S. Government Agency Mortgage-Backed Obligations	—	11,089,645	—	11,089,645
U.S. Treasury Obligations	27,914,564	—	—	27,914,564
Money Market Fund	4,434,915	—	—	4,434,915
Total	$32,349,479	$112,901,494	$669,485	$145,920,458
Steward Global Equity Income Fund
Security Type
Common Stocks*	$171,862,803	$—	$—	$171,862,803
Money Market Fund	1,845,466	—	—	1,845,466
Total	$173,708,269	$—	$—	$173,708,269
*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2015	$639,205
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	859,191
Realized Gain/(Loss)	(777,000)
Gross Restructures	—
Gross Sales and Paydowns	(51,911)
Transfers In/(Out) of Level 3	—
Balance as of April 30, 2016	$669,485

The total change in unrealized appreciation/(depreciation) for the year ended April 30, 2016, included in the Statement of Operations attributable to Level 3 investments still held at April 30, 2016, includes:

Change in Unrealized Appreciation/(Depreciation)
Church Mortgage Bonds	$82,269

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from those used on April 30, 2015.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at April 30, 2016.

Type of Assets	Fair Value at April 30, 2016	Valuation Techniques	Unobservable Input(s)	Range
Church Mortgage Bonds	$669,485	Income Approach	Disposition costs	17% – 22%
			Discount rate	4.0% – 4.75%
			Time to sell	1.75 – 3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. The treatment of such interest income may be different for federal income tax purposes. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory services to one other investment company, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds with respect to socially responsible investment policies. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

CCS, pursuant to a Compliance Services Agreement, provides certain compliance services for the Funds and the Board. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

Pursuant to the Class Action and Fair Fund Services Agreement, CCS receives a fee of 3% of the amounts received by the Funds in a Class Action and 6% of amounts received by the Funds from a Fair Fund settlement.

Effective April 1, 2016, Cipperman Compliance Services serves as the Chief Compliance Officer (“CCO”) with assistance from Richard Nunn pursuant to a consulting agreement. For the period from April 1, 2016 to April 30, 2016, the CCO was compensated $7,100 in aggregate from the Funds. Prior to April 1, 2016, Richard Nunn served as CCO and was compensated $66,000 in aggregate from the Funds for the period from May 1, 2015 to March 31, 2016.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the assets of each Fund’s Individual Class shares are used to compensate CAPCO for costs and expenses incurred in connection with the distribution, marketing and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class and Institutional Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The amount of such payments may not exceed, on an annual basis, 0.10% of the average daily net assets of the Individual Class shares or Institutional Class shares, respectively, of each Fund. For Individual Class shares, this fee is in addition to fees payable under the Service and Distribution Plan. Institutional Class shares are not subject to the Service and Distribution Plan. Prior to April 1, 2016, only the Individual Class shares were included in the Administrative Services Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.06% on the next $150 million of aggregate average daily net assets, and to 0.05% on the next $100 million of aggregate average daily assets, and to 0.04% on aggregate average daily net assets thereafter. Under a transfer agency agreement assigned from Citi Ohio, FIS Investor Services LLC, formerly SunGard Investor Services, LLC, serves as the Funds’ transfer agent and is paid annual class and per account fees. These fees are allocated among the Funds based on their relative daily net assets.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities, U.S. government securities and in-kind transactions) for the year ended April 30, 2016, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$349,358,728	$279,484,880
Steward Small-Mid Cap Enhanced Index Fund	56,468,849	49,903,065
Steward International Enhanced Index Fund	32,328,182	15,346,855
Steward Select Bond Fund	12,047,019	9,698,430
Steward Global Equity Income Fund	92,083,294	87,643,263

Purchases and sales of U.S. government securities for the year ended April 30, 2016, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$4,104,515	$13,160,955

In-kind transactions for the year ended April 30, 2016, were as follows:

Fund	In-kind Purchases	In-kind Sales
Steward Large Cap Enhanced Index Fund	$—	$88,872,673
Steward International Enhanced Index Fund	—	173,003,047

Note 6 — Federal Income Tax Information:

As of April 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$317,937,835	$15,248,853	$(26,041,559)	$(10,792,706)
Steward Small-Mid Cap Enhanced Index Fund	143,606,860	25,953,956	(12,551,175)	13,402,781
Steward International Enhanced Index Fund	131,661,808	4,368,213	(14,933,535)	(10,565,322)
Steward Select Bond Fund	143,117,382	4,217,889	(1,414,813)	2,803,076
Steward Global Equity Income Fund	156,081,702	25,183,770	(7,557,203)	17,626,567

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2016, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$7,318,999	$41,538,932	$48,857,931	$10,741,514	$59,599,445
Steward Small-Mid Cap Enhanced Index Fund	2,091,167	15,210,094	17,301,261	—	17,301,261
Steward International Enhanced Index Fund	4,387,242	—	4,387,242	—	4,387,242
Steward Select Bond Fund	3,142,210	—	3,142,210	—	3,142,210
Steward Global Equity Income Fund	4,257,750	8,565,635	12,823,385	—	12,823,385

The tax character of distributions paid during the fiscal year ended April 30, 2015, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$5,362,245	$17,592,651	$22,954,896	$22,954,896
Steward Small-Mid Cap Enhanced Index Fund	3,149,246	16,432,308	19,581,554	19,581,554
Steward International Enhanced Index Fund	3,921,351	—	3,921,351	3,921,351
Steward Select Bond Fund	3,728,825	—	3,728,825	3,728,825
Steward Global Equity Income Fund	4,045,806	5,112,440	9,158,246	9,158,246

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$(2,373,036)	$(10,792,706)	$(13,165,742)
Steward Small-Mid Cap Enhanced Index Fund	—	5,339,726	5,339,726	(1,438,553)	13,402,781	17,303,954
Steward International Enhanced Index Fund	299,382	—	299,382	(9,164,233)	(10,565,322)	(19,430,173)
Steward Select Bond Fund	526,115	—	526,115	(2,401,099)	2,803,076	928,092
Steward Global Equity Income Fund	510,802	7,092,623	7,603,425	(330,275)	17,626,567	24,899,717

As of the end of their tax year ended April 30, 2016, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—
Steward International Enhanced Index Fund	—	1,340,263	7,312,628	8,652,891
Steward Select Bond Fund	—	468,259	760,671	1,228,930
Steward Global Equity Income Fund	—	—	—	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	448,779	—	448,779
Steward Select Bond Fund	8,428	1,163,741	1,172,169
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2016, the Funds did not utilize CLCFs.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2017:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$2,373,036
Steward Small-Mid Cap Enhanced Index Fund	1,438,553
Steward International Enhanced Index Fund	62,563
Steward Select Bond Fund	—
Steward Global Equity Income Fund	330,275

Note 7 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2016, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investment Transactions	Capital
Steward Large Cap Enhanced Index Fund	$(358,101)	$(18,687,110)	$19,045,211
Steward Small-Mid Cap Enhanced Index Fund	(21,839)	21,839	—
Steward International Enhanced Index Fund	7,607	2,788,781	(2,796,388)
Steward Select Bond Fund	56,534	68,262	(124,796)
Steward Global Equity Income Fund	(53,745)	53,746	(1)

Note 8 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services LLC	40%
Steward Large Cap Enhanced Index Fund – Individual Class	Charles Schwab & Co., Inc.	26%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	48%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	39%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	45%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	26%
Steward International Enhanced Index Fund – Individual Class	National Financial Services LLC	92%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	57%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services LLC	39%
Steward Select Bond Fund – Individual Class	National Financial Services LLC	83%
Steward Select Bond Fund – Institutional Class	National Financial Services LLC	50%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Steward Global Equity Income Fund – Individual Class	National Financial Services LLC	38%
Steward Global Equity Income Fund – Individual Class	Charles Schwab & Co., Inc.	32%
Steward Global Equity Income Fund – Institutional Class	National Financial Services LLC.	54%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	45%

Note 9 — Legal Proceedings:

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides appealed the decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the Deutsche Bank action and other similar Tribune-related lawsuits. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code (which was the basis for the district court’s dismissal), their claims were preempted by Section 546(e) of the Bankruptcy Code — the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in those actions filed a motion seeking an en banc hearing before the appeals court. The court has not yet issued a decision on that motion.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Note 10 — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

On June 17, 2016, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$744,054
Steward Small-Mid Cap Enhanced Index Fund	171,810
Steward International Enhanced Index Fund	1,062,372
Steward Select Bond Fund	846,885
Steward Global Equity Income Fund	1,294,651

There were no other such events that require adjustment or disclosure for the period subsequent to April 30, 2016 through the date of issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Steward Funds, Inc. and Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc. comprising Steward Large Cap Enhanced Index Fund, Steward Select Bond Fund, Steward International Enhanced Index Fund, and Steward Global Equity Income Fund, and Capstone Series Fund, Inc. comprising Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Steward Funds, Inc. and Capstone Series Fund, Inc. as of April 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 28, 2016

General Information (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2016, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Fund	Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	91.71%
Steward Small-Mid Cap Enhanced Index Fund	83.69%
Steward International Enhanced Index Fund	0.06%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	59.68%

For the fiscal year ended April 30, 2016, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2016 Form 1099-DIV.

For the taxable year ended April 30, 2016, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	94.33%
Steward Small-Mid Cap Enhanced Index Fund	84.78%
Steward International Enhanced Index Fund	100.00%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	100.00%

The Funds declared long-term distributions of realized gains as follows:

Fund	Long-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$41,538,932
Steward Small-Mid Cap Enhanced Index Fund	15,210,094
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	8,565,635

The Funds declared short-term distributions of realized gains as follows:

Fund	Short-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$2,247,078
Steward Small-Mid Cap Enhanced Index Fund	896,675
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	330,600

The Steward International Enhanced Index Fund intends to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2016 were as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Steward International Enhanced Index Fund	$0.81	$0.05

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2016. These shareholders will receive more detailed information along with their 2016 Form 1099-DIV.

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF ADVISORY
AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS (Unaudited)

At its meeting held March 1, 2016, the Board of Directors (“Board” or “Directors”) of Steward Funds, Inc. and Capstone Series Fund, Inc., including their portfolios, (“Funds”) conducted its review of the investment advisory agreements between the Funds and Capstone Asset Management Company (“CAMCO”). Their continuation was approved unanimously by the full Board and by the independent Directors, with respect to all portfolios of the Funds.

Prior to the meeting, in response to a request from counsel, the Board received extensive information on: CAMCO’s business activities; plans for the future of CAMCO, its affiliates and the Funds; the investment advisory, administrative, compliance, socially responsible screening and other services provided by CAMCO and its affiliates to the Funds; the fees paid for these services; the personnel performing these services; the Funds’ performance history; the Funds’ portfolio management processes; CAMCO’s profitability with respect to the individual portfolios of the Funds; and other information designed to inform the Board of any ancillary benefits received by CAMCO and its affiliates from their relationship with the Funds, including distribution-related services.

During the meeting, CAMCO’s President, Mr. Michael L. Kern, III, CFA, answered a broad array of questions about the firm. He discussed the firm’s plans for the future, its strategic initiatives, and recent and upcoming personnel changes, among other things. Additionally, he and the Board discussed a number of options with respect to the ongoing management of the Funds and the Funds’ future plans. Detailed information was also presented on advisory and other fees paid by the Funds to CAMCO and its affiliates, and the corresponding profits CAMCO and its affiliates earned from their relationships with the investment companies they manage, including the Funds. The information also included fee structures for CAMCO’s private account clients.

The Directors also reviewed information on recent compliance reviews of CAMCO by Cipperman Compliance Services (“Cipperman”) and also discussed, in detail, a proposal for the retention of Cipperman to provide Chief Compliance Officer (“CCO”) services for the Funds. The Directors stressed the need for continuity in compliance oversight of the Funds and agreed that the Funds’ current CCO should be retained as a consultant for a reasonable period. Mr. Kern stated that he did not expect the new CCO arrangements to have a material effect on Fund expenses. The Directors also heard reports on marketing, shareholder service and distribution arrangements, including fees paid by the Funds under related plans. There was considerable discussion of the desirability of adding an administrative services fee, currently borne only by Individual Class shares, to Institutional Class shares, in order to assure the provision of certain administrative services to Institutional Class shareholders. They noted that these fees were fully paid out to service providers and were not retained by Capstone.

At a separate meeting with the independent Directors, Fund counsel described the responsibilities of independent Directors in renewing the Funds’ investment advisory agreements, as well as factors they should consider, including particularly the best interests of Fund shareholders. In discussing the information they had been provided in advance of the meetings, as well as the presentations by Capstone representatives at the meeting, the independent Directors agreed that the information and discussions had been open and thorough and that they had been well-informed about future plans for CAMCO and the Funds. They noted that the performance of the Funds had been good and in line with expectations given the policies of each Fund. In particular, they noted that Steward Global Equity Income Fund had been ranked No. 1 for five years in the international global equity sector by Lipper and has a 5-star rating from Morningstar They agreed that the services provided to the Funds under the investment advisory agreements with CAMCO, and under the administration, compliance services, portfolio screening, and class action/Fair Fund services agreements with a CAMCO affiliate had been excellent and necessary to the Funds and that the profitability of affiliates was reasonable. They noted that, even granted the difficulty of obtaining fully comparable information about fees for each of these services paid by other investment companies, the Funds’ overall expenses, as well as investment advisory fees, were moderate relative to peers. They noted that the advisory fee structure provides in an appropriate way for reduced rates as the Funds grow. They considered that their review of services and fees provided by CAMCO affiliates, as well as soft dollar arrangements, trading practices and other matters, indicated that the arrangements were fair to the Funds. They also noted that the proposed changes in CCO arrangements, as described by Mr. Kern, were not expected to materially change Fund expenses. Moreover, these arrangements were still subject to review and approval by the Funds’ Board. Finally, the independent Directors considered the Funds’ distribution and shareholder service arrangements handled by Capstone Asset Planning Company (“CAPCO”), the Funds’ distributor, and their overall relevance to the Funds’ relationship with CAMCO.

After a full discussion of these matters, the independent Directors unanimously determined to approve the continuation of the investment advisory agreement with respect to each Fund, and to recommend that the full Board also approve the agreement. Their approval was followed by unanimous approval of the agreement by the full Board of Directors. After a thorough discussion, the independent Directors, and then the full Board, also approved the imposition of a new administrative services fee on Institutional Class shares of the Funds, provided that shareholders should be given appropriate advance notice of this change. The continuation of the service agreements with CAMCO affiliates, and of the Funds’ distribution agreement and distribution and service plan were also approved by both the independent Directors and separately by the full Board of Directors.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 – 4/30/16	Expense Ratio During Period 11/1/15 – 4/30/16
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$992.60	$3.91	0.79%
Institutional Class	1,000.00	994.30	2.33	0.47%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,013.00	4.40	0.88%
Institutional Class	1,000.00	1,014.90	2.96	0.59%
Steward International Enhanced Index Fund
Individual Class	1,000.00	985.10	4.69	0.95%
Institutional Class	1,000.00	987.00	3.06	0.62%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.60	4.72	0.94%
Institutional Class	1,000.00	1,022.30	3.02	0.60%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,046.30	4.88	0.96%
Institutional Class	1,000.00	1,047.70	3.26	0.64%
*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 182/366 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 – 4/30/16	Expense Ratio During Period 11/1/15 – 4/30/16
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.93	$3.97	0.79%
Institutional Class	1,000.00	1,022.53	2.36	0.47%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.49	4.42	0.88%
Institutional Class	1,000.00	1,021.93	2.97	0.59%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,020.14	4.77	0.95%
Institutional Class	1,000.00	1,021.78	3.12	0.62%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.19	4.72	0.94%
Institutional Class	1,000.00	1,021.88	3.02	0.60%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,020.09	4.82	0.96%
Institutional Class	1,000.00	1,021.68	3.22	0.64%
*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 182/366 (to reflect the one half year period).

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors and the Funds’ officers appointed by the Board of Directors. The tables below list the Directors and executive officers of the Funds and their principal occupations during the last five years, other directorships held by the Directors and their affiliations, if any, with Capstone Asset Management Company (“Adviser”) and Capstone Asset Planning Company (the “Distributor”).

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Independent Directors
John R. Parker c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 70	Director	From 2004	Self-employed Investor Consultant	6	Trustee, Dr. Francis S. Parker & Mary L. Parker Foundation
Leonard B. Melley, Jr.** c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 56	Director	From 2004	CEO/President of Ballybunion Ent., Inc. CEO/President of Freedom Stores, Inc. COO/Vice President of Freedom Acceptance, Co. COO/Vice President of MCS, Inc.	6	Board Member, Ballybunion Ent. Inc. Board Member, MCS, Inc. Board of Governors Member, Forest Creek Golf Club
John M. Briggs, CPA c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 65	Director	From 2005	CPA, former Treasurer of Susan G. Komen Breast Cancer Foundation – Philadelphia Chapter (2005 – 2011).	6	Director – Healthcare Services Group, Inc. since 1992. PA School for the Deaf Audit Committee since 2011.
William H. Herrmann, Jr. c/o 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 70	Director	From 2011	Herrmann & Associates, Financial Services	6	Chairman – Beta Rho Property Co., Inc. of Sigma Nu Fraternity Trustee – LuLu Shriners Investment Advisory Committee
Interested Director
Edward L. Jaroski* 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 69	Director & Chairman of the Board	From 2004	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc. (1987 – 2016); President, CEO and Director of Capstone Financial Solutions, LLC (November 2008 – 2012); President, CEO and Director of Roger H. Jenswold & Company, Inc. (March 2010 – 2012).	6	Director & Committee Member Theater Under the Stars

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Executive Officers
Michael L. Kern, III 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 42	President & Treasurer	From 2016	President & CEO of Capstone Financial Services (May 2015 – Present); President, CEO, & Treasurer of Capstone Asset Management, Capstone Asset Planning Company, and CFS Consulting Services LLC, (2016 – present); President of Stout Risius Ross, Inc. (2008 – 2015). Officer of other Capstone Funds.	N/A	Stratford Cambridge Group Investments – Advisory Board since 2011. Foundation Capital Resources – Board Member since 2015. Convoy of Hope - Board Member and Treasurer since 2002.
Scott Wynant 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 62	Executive Vice President	From 2008	Executive Vice President of Capstone Asset Management Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc. (2009 – present); Sr. Vice President of Capstone Financial Solutions, LLC (November 2008 – December 2012); Sr. Vice President of Roger H. Jenswold & Company, Inc. (March 2010 – 2012).	N/A	Christian Investment Forum since 2014.
John R. Wolf 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 53	Sr. Vice President	From 2004	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company and Sr. Vice President of CFS Consulting Services, LLC.	N/A	None
Mel Cody 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 61	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset Management Company (2009 – present); Co-Chairman, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – 2012).	N/A	None
Victoria Fernandez 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 43	Sr. Vice President	From 2014	Sr. Vice President of Capstone Asset Management Company (2012 – present); Associate, Fayez Sarofim & Co (1994 – 2012).	N/A	None
Claude C. Cody, IV 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 63	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset Management Company (2009 – present); Co-Chairman & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – 2012); Officer of other Capstone Funds.	N/A	None

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Umar Ehtisham 480 E. Swedesford Road, Suite #300 Wayne, PA 19087 Age: 35	Chief Compliance Officer	From 2016	Assistant Compliance Director of Cipperman Compliance Services (2014 – present); Audit Manager of E*TRADE Financial Corporation (2013 – 2014); Vice President, Regulatory Change Manager/Regulatory Issue Manager of Bank of America Merrill Lynch (2010 – 2012).	N/A	None
Kimberly Wallis McLaney 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 47	Asst. Vice President – Compliance	From 2004	Vice President and Chief Compliance Officer Capstone Asset Management Company (October 2015 – present); Asst. Vice President Compliance of Capstone Asset Management Company (October 2002 – October 2015); Asst. Secretary of Capstone Financial Services, Inc. (October 2008 – July 2013); Vice President Compliance and Chief Compliance Officer of Capstone Asset Planning company (September 2006 – Present); Asst. Vice President and Asst. Secretary of Capstone Financial Solutions, LLC (October 2008 – July 2013); Asst. Vice President and Asst. Secretary of Roger H. Jenswold & Company, Inc. (March 2010 – 2012); Officer of other Capstone Funds.	N/A	None
Patricia Mims 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 56	Secretary	From 2016	Compliance Analyst II, Capstone Asset Management Company (April 2013 – present); Office Manager, Mims Insurance (April 1999 – May 2010); Officer of other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Funds, and the Capstone Series Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.

Visit us online at:
www.stewardmutualfunds.com

ANNUAL REPORT

STEWARD MUTUAL FUNDS

MANAGING WEALTH, PROTECTING VALUES
FAITH-BASED SCREENED FUNDS

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

For more complete information about the Steward Mutual Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
© 2016 CAPSTONE ASSET PLANNING COMPANY, DISTRIBUTOR (MEMBER FINRA/SIPC)
3700 WEST SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042, 800-262-6631

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$13,000	$13,000
(b) Audit-Related Fees	$-	$-
(c) Tax Fees	$3,000	3,000
(d) All Other Fees	$-	$-

(e) (1)

The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(2)

For the fiscal years ended April 30, 2016 and 2015, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)

Not applicable.

(g)

For the fiscal year ended April 30, 2016, Cohen Fund Audit Services, Ltd. billed $16,000.

For the fiscal year ended April 30, 2015, Cohen Fund Audit Services, Ltd. billed $16,000.

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CAPSTONE SERIES FUND, INC.

By (Signature and Title) /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date June 28, 2016